UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB High Income Fund

Portfolio of Investments

January 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 36.4%
Industrial - 26.8%
Basic - 3.2%
AK Steel Corp.
7.00%, 3/15/27 (a)	U.S.$	5,486	$4,400,112
7.625%, 10/01/21		3,745	3,619,932
Axalta Coating Systems LLC
4.875%, 8/15/24 (b)		893	874,793
CF Industries, Inc.
4.95%, 6/01/43		3,611	2,995,097
5.375%, 3/15/44		918	797,744
Cleveland-Cliffs, Inc.
5.75%, 3/01/25		5,643	5,457,605
Commercial Metals Co.
4.875%, 5/15/23		3,249	3,136,711
Constellium NV
5.75%, 5/15/24 (b)		9,890	9,593,300
5.875%, 2/15/26 (b)		3,585	3,441,991
6.625%, 3/01/25 (a)(b)		2,000	1,957,870
Crown Americas LLC/Crown Americas Capital Corp. VI
4.75%, 2/01/26		3,285	3,212,717
Eldorado Gold Corp.
6.125%, 12/15/20 (b)		5,021	4,782,553
ERP Iron Ore, LLC
9.039%, 12/31/19 (c)(d)(e)(f)(g)(h)		1,900	1,899,638
Freeport-McMoRan, Inc.
5.40%, 11/14/34		3,033	2,690,568
5.45%, 3/15/43		13,355	11,490,709
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (b)		3,711	3,757,373
Hexion, Inc.
6.625%, 4/15/20		766	611,257
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (b)		18,177	18,770,534
Kraton Polymers LLC/Kraton Polymers Capital Corp.
5.25%, 5/15/26 (b)	EUR	5,940	6,264,304
Lecta SA
6.50%, 8/01/23 (b)		1,106	1,216,094
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)(f)(i)(j)	U.S.$	16,121	161
Momentive Performance Materials, Inc.
3.88%, 10/24/21		17,198	18,440,297
8.875%, 10/15/20 (c)(e)(f)(k)		17,198	0
Multi-Color Corp.
4.875%, 11/01/25 (b)		6,991	6,640,863
Novelis Corp.
5.875%, 9/30/26 (b)		1,396	1,347,393
Nufarm Australia Ltd./Nufarm Americas, Inc.
5.75%, 4/30/26 (b)		3,412	3,133,407

	Principal Amount (000)		U.S. $ Value
Nyrstar Netherlands Holdings BV
8.50%, 9/15/19 (b)	EUR	3,808	$2,106,285
OCI NV
5.00%, 4/15/23 (b)		9,800	11,780,311
6.625%, 4/15/23 (b)	U.S.$	5,880	6,096,566
Pactiv LLC
7.95%, 12/15/25		3,759	3,693,417
Plastipak Holdings, Inc.
6.25%, 10/15/25 (b)		2,673	2,417,253
Sealed Air Corp.
6.875%, 7/15/33 (b)		14,904	15,085,307
Smurfit Kappa Treasury Funding DAC
7.50%, 11/20/25		1,073	1,228,585
SPCM SA
4.875%, 9/15/25 (b)		4,290	4,097,237
Starfruit Finco BV/Starfruit US Holdco LLC
6.50%, 10/01/26	EUR	3,669	4,041,886
8.00%, 10/01/26 (a)(b)	U.S.$	4,432	4,420,920
United States Steel Corp.
6.25%, 3/15/26		2,000	1,814,664
6.875%, 8/15/25		4,476	4,266,568
Valvoline, Inc.
5.50%, 7/15/24		1,738	1,764,889

			183,346,911

Capital Goods - 1.3%
Arconic, Inc.
5.90%, 2/01/27		805	807,582
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (h)	EUR	10,431	11,435,518
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (b)		9,883	11,962,412
BBA US Holdings, Inc.
5.375%, 5/01/26 (b)	U.S.$	2,510	2,500,525
Bombardier, Inc.
5.75%, 3/15/22 (b)		1,099	1,055,747
6.00%, 10/15/22 (b)		1,143	1,101,506
6.125%, 1/15/23 (b)		1,220	1,179,811
7.50%, 3/15/25 (b)		4,574	4,407,186
BWAY Holding Co.
4.75%, 4/15/24 (b)	EUR	5,895	6,722,114
5.50%, 4/15/24 (b)	U.S.$	7,404	7,230,598
7.25%, 4/15/25 (b)		649	598,968
Clean Harbors, Inc.
5.125%, 6/01/21		3,117	3,121,785
Cleaver-Brooks, Inc.
7.875%, 3/01/23 (b)		3,655	3,618,826
Exide Technologies
7.25%, 4/30/25 (c)(h)(j)(l)		2,011	1,387,662
Gates Global LLC/Gates Global Co.
6.00%, 7/15/22 (b)		252	253,596

	Principal Amount (000)		U.S. $ Value
Hulk Finance Corp.
7.00%, 6/01/26 (b)	U.S.$	2,301	$2,128,655
JELD-WEN, Inc.
4.625%, 12/15/25 (b)		1,036	932,476
4.875%, 12/15/27 (b)		1,483	1,317,690
Liberty Tire Recycling LLC
9.50%, 1/15/23 (c)(e)(j)		919	919,495
Textron Financial Corp.
4.351% (LIBOR 3 Month + 1.74%), 2/15/42 (b)(m)		125	93,008
TransDigm, Inc.
6.25%, 3/15/26 (b)		2,501	2,539,988
6.50%, 7/15/24		8,885	8,774,551

			74,089,699

Communications - Media - 2.9%
Altice Financing SA
6.625%, 2/15/23 (b)		4,220	4,232,905
7.50%, 5/15/26 (b)		14,610	13,816,136
Altice France SA/France
5.625%, 5/15/24 (b)	EUR	1,981	2,339,582
6.25%, 5/15/24 (b)	U.S.$	755	736,994
7.375%, 5/01/26 (b)		14,041	13,479,360
Altice Luxembourg SA
7.25%, 5/15/22 (a)(b)	EUR	6,390	7,204,284
7.75%, 5/15/22 (b)	U.S.$	5,765	5,576,519
Clear Channel Worldwide Holdings, Inc.
Series B
6.50%, 11/15/22		6,778	6,932,213
CSC Holdings LLC
5.375%, 2/01/28 (b)		8,139	7,834,325
5.50%, 5/15/26 (b)		800	793,354
7.50%, 4/01/28 (b)		5,326	5,465,216
10.875%, 10/15/25 (b)		3,150	3,630,208
DISH DBS Corp.
5.00%, 3/15/23		1,148	999,682
5.875%, 11/15/24 (a)		6,435	5,342,376
6.75%, 6/01/21		2,332	2,373,766
Gray Television, Inc.
5.125%, 10/15/24 (b)		6,585	6,400,021
iHeartCommunications, Inc.
6.875%, 6/15/18 (c)(d)(f)(i)		10,579	1,125,510
9.00%, 12/15/19 (f)(g)		8,736	5,860,179
10.625%, 3/15/23 (f)(g)		1,507	1,004,712
11.25%, 3/01/21 (b)(f)(g)		2,444	1,518,496
Liberty Interactive LLC
3.75%, 2/15/30 (l)		2,226	1,474,783
Meredith Corp.
6.875%, 2/01/26 (b)		8,309	8,553,659
Netflix, Inc.
4.875%, 4/15/28		5,731	5,444,335
Radiate Holdco LLC/Radiate Finance, Inc.

	Principal Amount (000)		U.S. $ Value
6.625%, 2/15/25 (b)	U.S.$	7,526	$6,997,705
6.875%, 2/15/23 (b)		3,250	3,123,517
TEGNA, Inc.
5.50%, 9/15/24 (b)		719	708,215
6.375%, 10/15/23		1,334	1,357,620
UPC Holding BV
5.50%, 1/15/28 (b)		9,714	8,965,663
UPCB Finance IV Ltd.
5.375%, 1/15/25 (b)		3,880	3,738,667
Urban One, Inc.
7.375%, 4/15/22 (b)		5,848	5,628,700
Virgin Media Finance PLC
5.75%, 1/15/25 (b)		2,690	2,643,374
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (b)	GBP	445	576,278
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (b)		2,070	2,750,087
Ziggo Bond Co. BV
5.875%, 1/15/25 (b)	U.S.$	7,678	7,231,348
7.125%, 5/15/24 (b)	EUR	1,158	1,391,891
Ziggo BV
5.50%, 1/15/27 (b)	U.S.$	5,807	5,479,468

			162,731,148

Communications - Telecommunications - 2.0%
C&W Senior Financing DAC
6.875%, 9/15/27 (b)		7,379	7,021,015
CB T-Mobile USA, Inc.
6.00%, 3/01/23 (c)(d)(e)(f)		3,547	0
DKT Finance ApS
7.00%, 6/17/23 (b)	EUR	6,752	8,354,659
Embarq Corp.
7.995%, 6/01/36	U.S.$	7,663	7,212,247
Frontier Communications Corp.
6.875%, 1/15/25		1,844	976,195
7.125%, 1/15/23		4,344	2,589,085
7.625%, 4/15/24		3,794	2,045,550
7.875%, 1/15/27		2,058	1,029,842
8.75%, 4/15/22		5,502	3,686,362
11.00%, 9/15/25		232	150,236
Intelsat Jackson Holdings SA
5.50%, 8/01/23		7,915	7,156,521
9.75%, 7/15/25 (b)		9,337	9,691,367
Level 3 Financing, Inc.
5.25%, 3/15/26		5,865	5,681,361
5.375%, 8/15/22		1,280	1,289,595
6.125%, 1/15/21		1,670	1,677,239
Qwest Corp.
6.75%, 12/01/21		480	511,229
Sable International Finance Ltd.
6.875%, 8/01/22 (b)		219	225,570
Sprint Capital Corp.
6.875%, 11/15/28		3,586	3,564,645
8.75%, 3/15/32		3,509	3,854,556

	Principal Amount (000)		U.S. $ Value
Sprint Corp.
7.875%, 9/15/23	U.S.$	2,000	$2,125,522
T-Mobile USA, Inc.
6.00%, 3/01/23		3,547	3,636,768
Telecom Italia Capital SA
7.20%, 7/18/36		7,380	7,190,201
7.721%, 6/04/38		4,860	4,779,159
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (b)		7,164	6,831,218
Wind Tre SpA
5.00%, 1/20/26 (b)		12,422	10,263,678
Windstream Services LLC/Windstream Finance Corp.
9.00%, 6/30/25 (b)		8,276	6,167,755
Zayo Group LLC/Zayo Capital, Inc.
6.375%, 5/15/25		4,500	4,399,254

			112,110,829

Consumer Cyclical - Automotive - 1.4%
American Axle & Manufacturing, Inc.
6.25%, 4/01/25		4,777	4,636,652
BCD Acquisition, Inc.
9.625%, 9/15/23 (b)		11,515	12,207,777
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (b)		4,438	3,980,007
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (b)		656	636,908
Exide Technologies
7.00%, 4/30/25 (c)(h)(j)(l)		21,969	11,423,650
11.00%, 4/30/22 (c)(h)(j)		27,990	22,392,260
Garrett LX I SARL/Garrett Borrowing LLC
5.125%, 10/15/26	EUR	3,703	3,668,699
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (b)(h)	U.S.$	5,507	5,384,144
Meritor, Inc.
6.25%, 2/15/24		3,393	3,410,169
Navistar International Corp.
6.625%, 11/01/25 (b)		184	184,406
Tenneco, Inc.
5.00%, 7/15/26		4,571	3,881,629
Titan International, Inc.
6.50%, 11/30/23		8,092	7,446,356

			79,252,657

Consumer Cyclical - Entertainment - 0.3%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26		7,227	6,507,841
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (b)		7,400	7,953,305
VOC Escrow Ltd.
5.00%, 2/15/28 (b)		2,883	2,809,634

			17,270,780

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 2.5%
Beazer Homes USA, Inc.
5.875%, 10/15/27	U.S.$	6,972	$5,967,098
6.75%, 3/15/25		7,010	6,304,086
8.75%, 3/15/22		500	522,623
Caesars Entertainment Corp.
5.00%, 10/01/24 (c)(l)		333	488,350
Cirsa Finance International SARL
6.25%, 12/20/23 (b)	EUR	1,632	1,944,862
7.875%, 12/20/23 (b)	U.S.$	800	811,434
Cooperativa Muratori & Cementisti-CMC di Ravenna SC
6.00%, 2/15/23 (b)(f)(g)	EUR	1,276	102,900
Five Point Operating Co. LP/Five Point Capital Corp.
7.875%, 11/15/25 (b)	U.S.$	9,001	8,689,106
International Game Technology PLC
6.50%, 2/15/25 (b)		995	1,034,275
James Hardie International Finance DAC
4.75%, 1/15/25 (b)		2,497	2,378,730
5.00%, 1/15/28 (b)		2,181	1,963,827
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		12,319	10,225,361
10.00%, 7/15/22 (b)		2,858	2,479,238
10.50%, 7/15/24 (b)		402	324,772
KB Home
7.00%, 12/15/21		6,936	7,325,595
7.50%, 9/15/22		2,741	2,904,205
Lennar Corp.
4.50%, 6/15/19		1,690	1,694,081
6.625%, 5/01/20		5,393	5,558,268
Marriott Ownership Resorts, Inc./ILG LLC
6.50%, 9/15/26 (b)		5,912	5,995,241
MDC Holdings, Inc.
5.50%, 1/15/24		4,397	4,390,910
6.00%, 1/15/43		16,526	13,841,847
Meritage Homes Corp.
7.15%, 4/15/20		2,500	2,565,690
PulteGroup, Inc.
6.00%, 2/15/35		932	820,083
6.375%, 5/15/33		2,695	2,508,902
7.875%, 6/15/32		10,968	11,672,058
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (b)		6,743	6,377,428
6.125%, 4/01/25 (b)		4,677	4,331,931
Standard Industries, Inc./NJ
4.75%, 1/15/28 (b)		79	71,549
6.00%, 10/15/25 (b)		4,709	4,732,545
Stars Group Holdings BV/Stars Group US Co-Borrower LLC
7.00%, 7/15/26 (b)		2,555	2,597,025

	Principal Amount (000)		U.S. $ Value
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (b)	U.S.$	8,781	$8,422,094
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23 (b)		4,950	4,900,995
Toll Brothers Finance Corp.
4.875%, 3/15/27		8,180	7,889,929
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27 (b)		175	163,256
5.50%, 3/01/25 (b)		1,885	1,832,846

			143,833,140

Consumer Cyclical - Restaurants - 0.2%
Golden Nugget, Inc.
6.75%, 10/15/24 (b)		5,858	5,876,529
IRB Holding Corp.
6.75%, 2/15/26 (b)		3,291	3,077,309

			8,953,838

Consumer Cyclical - Retailers - 0.4%
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	397,475
7.40%, 4/01/37		3,636	1,312,207
L Brands, Inc.
6.875%, 11/01/35		7,125	6,145,312
6.95%, 3/01/33		2,698	2,175,136
PetSmart, Inc.
7.125%, 3/15/23 (b)		8,569	5,375,385
Sonic Automotive, Inc.
5.00%, 5/15/23		2,976	2,833,581
6.125%, 3/15/27		5,939	5,231,564

			23,470,660

Consumer Non-Cyclical - 2.5%
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (b)		3,643	3,173,756
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC
5.75%, 3/15/25		2,751	2,574,567
6.625%, 6/15/24 (a)		8,245	8,143,933
Aveta, Inc.
10.50%, 3/01/21 (c)(e)(f)(j)		94,592	1
Bausch Health Cos., Inc.
5.625%, 12/01/21 (b)		6,371	6,372,593
5.875%, 5/15/23 (b)		4,139	4,051,046
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (b)	EUR	2,223	2,647,236
4.875%, 1/15/26 (b)	U.S.$	3,111	2,997,925
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		4,671	4,466,069

	Principal Amount (000)		U.S. $ Value
DaVita, Inc.
5.00%, 5/01/25	U.S.$	6,536	$6,290,201
Diamond BC BV
5.625%, 8/15/25 (a)(b)	EUR	2,527	2,574,535
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (b)	U.S.$	2,993	2,445,580
Endo Finance LLC
5.75%, 1/15/22 (b)		6,655	6,079,003
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (b)		778	634,930
Envision Healthcare Corp.
8.75%, 10/15/26 (b)		986	899,818
Hadrian Merger Sub, Inc.
8.50%, 5/01/26 (b)		5,476	5,103,835
Mallinckrodt International Finance SA
4.75%, 4/15/23		5,444	4,176,822
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (b)		4,790	3,684,003
5.625%, 10/15/23 (b)		7,435	6,283,006
MEDNAX, Inc.
5.25%, 12/01/23 (b)		2,768	2,783,243
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (b)		2,720	2,698,517
Post Holdings, Inc.
5.50%, 3/01/25 (b)		3,936	3,930,281
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
9.75%, 12/01/26 (b)		15,964	15,908,238
Spectrum Brands, Inc.
4.00%, 10/01/26 (b)	EUR	3,459	3,900,536
5.75%, 7/15/25	U.S.$	1,126	1,110,261
6.625%, 11/15/22		1,894	1,941,450
Sunshine Mid BV
6.50%, 5/15/26 (a)(b)	EUR	5,784	6,473,798
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (b)		3,869	4,696,786
Tenet Healthcare Corp.
6.25%, 2/01/27 (b)	U.S.$	6,045	6,140,638
6.75%, 6/15/23		5,971	5,879,811
7.00%, 8/01/25 (a)		766	740,681
8.125%, 4/01/22		932	976,298
Vizient, Inc.
10.375%, 3/01/24 (b)		3,143	3,404,045
Voyage Care BondCo PLC
5.875%, 5/01/23 (b)	GBP	7,223	8,795,683

			141,979,125

Energy - 6.1%
AI Candelaria Spain SLU
7.50%, 12/15/28 (b)	U.S.$	6,658	6,553,469

	Principal Amount (000)		U.S. $ Value
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24	U.S.$	6,153	$4,266,035
Antero Resources Corp.
5.125%, 12/01/22		3,413	3,420,205
Berry Petroleum Co. LLC
6.375%, 9/15/22 (c)(d)(e)(f)		16,461	0
Bristow Group, Inc.
8.75%, 3/01/23 (b)		1,829	1,529,569
Bruin E&P Partners LLC
8.875%, 8/01/23 (b)		5,654	5,390,772
California Resources Corp.
5.50%, 9/15/21		1,846	1,445,069
8.00%, 12/15/22 (b)		16,577	13,396,338
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23 (a)		3,925	3,878,296
8.25%, 7/15/25		253	260,460
Chesapeake Energy Corp.
4.875%, 4/15/22		7,886	7,484,043
5.75%, 3/15/23		1,110	1,041,843
6.125%, 2/15/21		561	562,616
Covey Park Energy LLC/Covey Park Finance Corp.
7.50%, 5/15/25 (b)		3,892	3,594,939
Denbury Resources, Inc.
7.50%, 2/15/24 (b)		4,811	4,213,647
9.25%, 3/31/22 (b)		2,603	2,557,448
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		8,521	5,398,164
5.70%, 10/15/39		3,966	2,716,837
7.875%, 8/15/25 (a)		5,441	5,141,745
Energy Transfer LP
4.25%, 3/15/23		13,508	13,645,079
Ensco PLC
5.20%, 3/15/25		6,313	4,701,474
7.75%, 2/01/26		1,912	1,543,160
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22		9,422	4,405,897
8.00%, 2/15/25 (b)		5,019	2,485,454
9.375%, 5/01/24 (b)		6,995	3,728,944
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		6,220	5,710,053
6.75%, 8/01/22		5,356	5,384,119
Gulfport Energy Corp.
6.00%, 10/15/24		3,096	2,909,286
6.375%, 1/15/26		6,870	6,388,715
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp.
5.625%, 2/15/26 (b)		6,376	6,322,072
HighPoint Operating Corp.
7.00%, 10/15/22		3,857	3,681,244
8.75%, 6/15/25		3,964	3,845,369
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (b)		3,948	3,750,600
5.75%, 10/01/25 (b)		8,356	8,165,600

	Principal Amount (000)		U.S. $ Value
Indigo Natural Resources LLC
6.875%, 2/15/26 (b)	U.S.$	7,610	$6,658,172
Murphy Oil USA, Inc.
5.625%, 5/01/27		503	495,461
6.00%, 8/15/23		411	421,363
Nabors Industries, Inc.
4.625%, 9/15/21		8,348	7,959,417
5.50%, 1/15/23		6,552	5,969,717
Nine Energy Service, Inc.
8.75%, 11/01/23 (b)		3,186	3,193,965
Noble Holding International Ltd.
6.20%, 8/01/40		1,090	675,925
7.75%, 1/15/24		9,071	7,622,770
7.95%, 4/01/25		2,289	1,844,781
Parkland Fuel Corp.
6.00%, 4/01/26 (b)		5,646	5,404,955
PDC Energy, Inc.
5.75%, 5/15/26		3,847	3,616,699
6.125%, 9/15/24		7,221	7,056,166
Precision Drilling Corp.
7.125%, 1/15/26 (b)		5,820	5,327,960
QEP Resources, Inc.
5.25%, 5/01/23		6,666	6,438,209
5.375%, 10/01/22		761	749,086
Range Resources Corp.
4.875%, 5/15/25 (a)		7,422	6,720,384
5.00%, 3/15/23		3,171	3,014,470
5.875%, 7/01/22		729	730,069
Rowan Cos., Inc.
5.85%, 1/15/44		3,688	2,410,883
7.375%, 6/15/25		6,080	5,240,060
Sanchez Energy Corp.
7.25%, 2/15/23 (b)		3,422	2,894,471
SandRidge Energy, Inc.
7.50%, 2/15/23 (c)(d)(e)(f)		1,970	0
8.125%, 10/15/22 (c)(d)(e)(f)		15,534	0
SemGroup Corp.
6.375%, 3/15/25		2,402	2,251,899
7.25%, 3/15/26		3,996	3,840,931
SemGroup Corp./Rose Rock Finance Corp.
5.625%, 11/15/23		3,214	2,987,863
SM Energy Co.
5.00%, 1/15/24		6,193	5,867,960
5.625%, 6/01/25		6,806	6,502,691
6.625%, 1/15/27		3,533	3,448,554
Southern Star Central Corp.
5.125%, 7/15/22 (b)		6,100	5,963,372
SRC Energy, Inc.
6.25%, 12/01/25		5,952	5,282,001
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		11,875	11,721,231
5.875%, 3/15/28		3,274	3,207,282

	Principal Amount (000)		U.S. $ Value
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.875%, 4/15/26 (b)	U.S.$	6,800	$6,872,094
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (b)		2,800	2,916,164
Transocean Poseidon Ltd.
6.875%, 2/01/27 (b)		2,918	2,969,050
Transocean, Inc.
6.80%, 3/15/38		5,337	4,014,214
7.50%, 1/15/26 (b)		4,613	4,384,574
9.00%, 7/15/23 (b)		3,605	3,758,094
Vantage Drilling International
7.125%, 4/01/23 (c)(d)(e)(f)		8,325	0
7.50%, 11/01/19 (c)(d)(e)(f)		8,860	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 4/15/23 (b)		12,025	9,973,667
Weatherford International Ltd.
5.875%, 7/01/21 (l)		718	492,802
6.50%, 8/01/36		4,003	2,290,405
6.75%, 9/15/40		4,691	2,680,147
7.00%, 3/15/38		2,858	1,643,064
7.75%, 6/15/21 (a)		2,012	1,715,818
9.875%, 2/15/24-3/01/25		2,439	1,570,965
Whiting Petroleum Corp.
1.25%, 4/01/20 (l)		2,925	2,800,512
6.25%, 4/01/23		545	539,458
6.625%, 1/15/26		6,253	6,125,364
WPX Energy, Inc.
5.75%, 6/01/26		3,735	3,718,387

			343,502,107

Other Industrial - 0.5%
Algeco Global Finance PLC
8.00%, 2/15/23 (b)		8,071	7,874,988
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		13,564	13,147,680
H&E Equipment Services, Inc.
5.625%, 9/01/25		925	904,133
KAR Auction Services, Inc.
5.125%, 6/01/25 (b)		3,122	2,987,051
Laureate Education, Inc.
8.25%, 5/01/25 (b)		4,401	4,776,366

			29,690,218

Services - 1.4%
ADT Security Corp. (The)
4.875%, 7/15/32 (b)		8,000	6,479,744
Aptim Corp.
7.75%, 6/15/25 (a)(b)		8,303	6,549,107
APX Group, Inc.
7.875%, 12/01/22		13,645	13,235,650
8.75%, 12/01/20		4,418	4,309,459

	Principal Amount (000)		U.S. $ Value
Aramark Services, Inc.
5.00%, 2/01/28 (b)	U.S.$	2,696	$2,632,188
Carlson Travel, Inc.
6.75%, 12/15/23 (b)		3,434	3,405,433
Carriage Services, Inc.
6.625%, 6/01/26 (b)		2,900	2,906,974
eDreams ODIGEO SA
5.50%, 9/01/23 (b)	EUR	3,335	3,694,257
Gartner, Inc.
5.125%, 4/01/25 (b)	U.S.$	1,189	1,183,497
GEO Group, Inc. (The)
5.125%, 4/01/23		1,054	965,287
5.875%, 1/15/22-10/15/24		4,401	4,234,496
6.00%, 4/15/26		4,689	4,190,250
Monitronics International, Inc.
9.125%, 4/01/20 (a)		6,914	1,919,990
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (b)		11,145	11,789,794
Sabre GLBL, Inc.
5.375%, 4/15/23 (b)		3,044	3,078,772
Team Health Holdings, Inc.
6.375%, 2/01/25 (b)		8,405	6,847,369
Verscend Escrow Corp.
9.75%, 8/15/26 (b)		3,607	3,630,381

			81,052,648

Technology - 1.3%
Amkor Technology, Inc.
6.375%, 10/01/22		10,624	10,737,794
Banff Merger Sub, Inc.
9.75%, 9/01/26 (b)		12,702	12,092,482
Dell, Inc.
6.50%, 4/15/38		10,502	9,870,483
Goodman Networks, Inc.
8.00%, 5/11/22 (c)		2,851	1,352,144
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (b)(h)		3,645	3,677,189
Infor US, Inc.
6.50%, 5/15/22		6,356	6,467,135
IQVIA, Inc.
3.25%, 3/15/25 (b)	EUR	5,672	6,585,216
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (b)	U.S.$	6,758	7,341,938
Veritas US, Inc./Veritas Bermuda Ltd.
7.50%, 2/01/23 (b)		4,891	4,296,382
10.50%, 2/01/24 (b)		9,633	7,023,680
West Corp.
8.50%, 10/15/25 (b)		120	100,012
Western Digital Corp.
4.75%, 2/15/26		7,209	6,706,035

			76,250,490

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.8%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)	U.S.$	1,519	$1,367,232
5.50%, 4/01/23		4,958	4,963,449
Europcar Mobility Group
5.75%, 6/15/22 (b)	EUR	3,802	4,464,501
Herc Rentals, Inc.
7.75%, 6/01/24 (a)(b)	U.S.$	8,837	9,451,993
Hertz Corp. (The)
5.50%, 10/15/24 (b)		18,361	15,047,757
Hertz Holdings Netherlands BV
5.50%, 3/30/23 (b)	EUR	8,232	9,295,814
Loxam SAS
3.50%, 4/15/22 (b)		1,102	1,286,584
4.25%, 4/15/24 (b)		540	636,070
United Rentals North America, Inc.
6.50%, 12/15/26	U.S.$	905	939,659

			47,453,059

			1,524,987,309

Financial Institutions - 8.8%
Banking - 5.5%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (b)(n)	EUR	1,819	2,232,749
Ally Financial, Inc.
8.00%, 11/01/31	U.S.$	10,098	12,120,245
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22 (b)(n)	EUR	12,000	13,479,917
6.75%, 2/18/20 (b)(n)		1,800	2,114,259
8.875%, 4/14/21 (b)(n)		11,400	14,565,229
Banco de Sabadell SA
6.50%, 5/18/22 (b)(n)		7,800	8,660,043
Banco Santander SA
6.25%, 3/12/19-9/11/21 (b)(n)		6,500	7,486,571
6.75%, 4/25/22 (b)(n)		8,100	9,803,439
Bank of Ireland
7.375%, 6/18/20 (b)(n)		7,475	9,090,627
Barclays Bank PLC
6.86%, 6/15/32 (b)(n)	U.S.$	838	845,751
Barclays PLC
7.25%, 3/15/23 (b)(n)	GBP	3,808	5,191,419
7.75%, 9/15/23 (n)	U.S.$	2,341	2,334,396
8.00%, 12/15/20 (n)	EUR	13,777	17,196,892
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	14,778	14,809,669
Series M
6.30%, 5/15/24 (n)		7,000	7,085,827

	Principal Amount (000)		U.S. $ Value
Citizens Financial Group, Inc.
Series B
6.00%, 7/06/23 (n)	U.S.$	6,685	$6,366,146
Credit Suisse Group AG
6.25%, 12/18/24 (b)(n)		7,786	7,709,892
7.50%, 12/11/23 (b)(n)		26,323	27,938,402
Danske Bank A/S
6.125%, 3/28/24 (b)(n)		642	565,189
Series E
5.875%, 4/06/22 (b)(n)	EUR	10,021	11,556,061
Dresdner Funding Trust I
8.151%, 6/30/31 (b)	U.S.$	816	988,156
Goldman Sachs Group, Inc. (The)
Series P
5.00%, 11/10/22 (n)		11,805	10,832,953
ING Groep NV
6.50%, 4/16/25 (n)		1,847	1,800,825
6.875%, 4/16/22 (b)(n)		1,142	1,169,122
Intesa Sanpaolo SpA
3.928%, 9/15/26 (a)(b)	EUR	1,172	1,364,268
5.017%, 6/26/24 (b)	U.S.$	3,198	2,940,670
5.71%, 1/15/26 (b)		860	797,960
Lloyds Banking Group PLC
6.413%, 10/01/35 (b)(n)		3,709	3,606,531
6.657%, 5/21/37 (b)(n)		1,801	1,770,201
7.625%, 6/27/23 (b)(n)	GBP	9,370	12,903,058
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (n)	U.S.$	21,538	22,892,956
Series U
5.123% (LIBOR 3 Month + 2.32%), 9/30/27 (m)(n)		6,400	6,044,275
Skandinaviska Enskilda Banken AB
5.625%, 5/13/22 (b)(n)		2,600	2,529,184
SNS Bank NV
Series E
11.25%, 12/31/49 (c)(d)(f)(n)	EUR	1,001	18,676
Societe Generale SA
7.375%, 9/13/21 (b)(n)	U.S.$	9,258	9,554,492
8.00%, 9/29/25 (b)(n)		10,149	10,631,077
Standard Chartered PLC
4.261% (LIBOR 3 Month + 1.51%), 1/30/27 (b)(m)(n)		3,500	2,733,132
7.50%, 4/02/22 (b)(n)		8,455	8,797,994
7.75%, 4/02/23 (b)(n)		1,988	2,072,490
UBS Group Funding Switzerland AG
6.875%, 3/22/21 (b)(n)		206	211,756
7.00%, 2/19/25 (b)(n)		14,430	15,242,063
UniCredit SpA
9.25%, 6/03/22 (b)(n)	EUR	11,605	14,544,975

			314,599,537

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.2%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (c)(d)(f)(i)	U.S.$	1,600	$30,327
Series G
4.80%, 3/13/14 (c)(d)(f)(i)		1,800	34,740
LPL Holdings, Inc.
5.75%, 9/15/25 (b)		11,023	10,828,587

			10,893,654

Finance - 1.2%
Compass Group Diversified Holdings LLC
8.00%, 5/01/26 (b)		5,823	5,888,363
Curo Group Holdings Corp.
8.25%, 9/01/25 (b)		9,139	7,751,014
Enova International, Inc.
8.50%, 9/01/24-9/15/25 (b)		11,472	10,229,348
goeasy Ltd.
7.875%, 11/01/22 (b)		3,593	3,763,984
ILFC E-Capital Trust II
4.80% (H15T 30 Year + 1.80%), 12/21/65 (b)(m)		1,500	1,151,607
Lincoln Finance Ltd.
6.875%, 4/15/21 (b)	EUR	6,507	7,659,298
Navient Corp.
5.50%, 1/25/23	U.S.$	6,478	6,254,030
5.875%, 3/25/21		1,484	1,515,250
6.625%, 7/26/21		1,663	1,709,098
7.25%, 1/25/22-9/25/23		4,675	4,775,220
8.00%, 3/25/20		5,251	5,468,428
SLM Corp.
5.125%, 4/05/22		3,828	3,732,423
TMX Finance LLC/TitleMax Finance Corp.
11.125%, 4/01/23 (b)		6,227	5,573,165

			65,471,228

Insurance - 1.0%
Ambac Assurance Corp.
5.10%, 6/07/20 (b)(c)		22	29,368
ASR Nederland NV
4.625%, 10/19/27 (b)(n)	EUR	5,755	5,895,520
Galaxy Bidco Ltd.
6.375%, 11/15/20 (b)	GBP	4,512	5,794,816
Genworth Holdings, Inc.
7.625%, 9/24/21	U.S.$	6,225	6,270,075
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (b)		14,459	16,317,545
Polaris Intermediate Corp.
8.50%, 12/01/22 (b)(h)		20,786	20,108,974

			54,416,298

Other Finance - 0.6%
CFX Escrow Corp.
6.00%, 2/15/24		1,093	1,093,000
6.375%, 2/15/26		1,170	1,170,000

	Principal Amount (000)		U.S. $ Value
Intrum AB
2.75%, 7/15/22 (a)(b)	EUR	7,260	$8,081,276
3.125%, 7/15/24 (a)(b)		3,630	3,941,843
LHC3 PLC
4.125%, 8/15/24 (b)(h)		1,336	1,522,166
NVA Holdings, Inc./United States
6.875%, 4/01/26 (b)	U.S.$	5,586	5,328,915
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (b)		10,869	10,729,931
Travelport Corporate Finance PLC
6.00%, 3/15/26 (b)		3,217	3,310,184

			35,177,315

REITS - 0.3%
Iron Mountain, Inc.
5.25%, 3/15/28 (b)		11,718	10,897,740
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (b)		5,437	5,490,114
MPT Operating Partnership LP/MPT Finance Corp.
5.50%, 5/01/24		1,696	1,730,413

			18,118,267

			498,676,299

Utility - 0.8%
Electric - 0.6%
AES Corp./VA
4.875%, 5/15/23		327	330,626
Calpine Corp.
5.375%, 1/15/23		8,013	7,809,774
5.50%, 2/01/24		6,240	5,914,565
NRG Energy, Inc.
5.75%, 1/15/28		732	741,328
6.25%, 5/01/24		1,296	1,340,776
Talen Energy Supply LLC
4.60%, 12/15/21		181	166,462
6.50%, 6/01/25		6,992	5,488,881
10.50%, 1/15/26 (b)		4,900	4,550,821
Texas Competitive/TCEH
11.50%, 10/01/20 (c)(e)(f)(j)		2,679	0
Vistra Energy Corp.
7.375%, 11/01/22		760	790,077
Vistra Operations Co. LLC
5.625%, 2/15/27 (b)		9,035	9,082,253

			36,215,563

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23	U.S.$	11,188	$11,351,490

			47,567,053

Total Corporates - Non-Investment Grade (cost $2,190,690,943)			2,071,230,661

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.3%
Risk Share Floating Rate - 8.5%
Bellemeade Re Ltd.
Series 2015-1A, Class M2
6.81% (LIBOR 1 Month + 4.30%), 7/25/25 (b)(m)		1,344	1,347,385
Series 2018-2A, Class M1B
3.86% (LIBOR 1 Month + 1.35%), 8/25/28 (b)(m)		11,207	11,169,678
Series 2018-3A, Class M2
5.26% (LIBOR 1 Month + 2.75%), 10/25/27 (b)(m)		5,635	5,648,120
Eagle RE Ltd.
Series 2018-1, Class M2
5.51% (LIBOR 1 Month + 3.00%), 11/25/28 (b)(m)		1,084	1,082,144
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
9.66% (LIBOR 1 Month + 7.15%), 7/25/23 (m)		8,751	10,260,314
Series 2013-DN2, Class M2
6.76% (LIBOR 1 Month + 4.25%), 11/25/23 (m)		6,337	6,916,471
Series 2014-DN1, Class M3
7.01% (LIBOR 1 Month + 4.50%), 2/25/24 (m)		13,021	14,614,692
Series 2014-DN2, Class M3
6.11% (LIBOR 1 Month + 3.60%), 4/25/24 (m)		5,376	5,804,404
Series 2014-DN3, Class M3
6.51% (LIBOR 1 Month + 4.00%), 8/25/24 (m)		7,858	8,512,803
Series 2014-DN4, Class M3
7.06% (LIBOR 1 Month + 4.55%), 10/25/24 (m)		1,387	1,532,392
Series 2014-HQ2, Class M3
6.26% (LIBOR 1 Month + 3.75%), 9/25/24 (m)		2,565	2,857,003
Series 2014-HQ3, Class M3
7.26% (LIBOR 1 Month + 4.75%), 10/25/24 (m)		7,734	8,532,881
Series 2015-DN1, Class B
14.01% (LIBOR 1 Month + 11.50%), 1/25/25 (m)		16,870	22,206,359

	Principal Amount (000)		U.S. $ Value
Series 2015-DNA2, Class B
10.06% (LIBOR 1 Month + 7.55%), 12/25/27 (m)	U.S.$	16,168	$18,707,415
Series 2015-DNA3, Class B
11.86% (LIBOR 1 Month + 9.35%), 4/25/28 (m)		7,549	9,504,447
Series 2015-HQ1, Class M3
6.31% (LIBOR 1 Month + 3.80%), 3/25/25 (m)		3,380	3,576,834
Series 2015-HQ2, Class B
10.46% (LIBOR 1 Month + 7.95%), 5/25/25 (m)		292	358,046
Series 2015-HQA1, Class B
11.31% (LIBOR 1 Month + 8.80%), 3/25/28 (m)		9,126	11,056,288
Series 2015-HQA1, Class M3
7.21% (LIBOR 1 Month + 4.70%), 3/25/28 (m)		8,335	9,439,490
Series 2015-HQA2, Class B
13.01% (LIBOR 1 Month + 10.50%), 5/25/28 (m)		6,981	9,158,141
Series 2016-DNA1, Class M3
8.056% (LIBOR 1 Month + 5.55%), 7/25/28 (m)		4,225	5,017,880
Series 2016-DNA2, Class B
13.01% (LIBOR 1 Month + 10.50%), 10/25/28 (m)		5,053	6,580,845
Series 2016-DNA2, Class M3
7.16% (LIBOR 1 Month + 4.65%), 10/25/28 (m)		3,862	4,351,606
Series 2016-DNA3, Class B
13.76% (LIBOR 1 Month + 11.25%), 12/25/28 (m)		3,855	5,085,142
Series 2016-DNA4, Class B
11.11% (LIBOR 1 Month + 8.60%), 3/25/29 (m)		1,834	2,131,997
Series 2016-HQA1, Class B
15.26% (LIBOR 1 Month + 12.75%), 9/25/28 (m)		2,992	4,244,854
Series 2016-HQA1, Class M3
8.86% (LIBOR 1 Month + 6.35%), 9/25/28 (m)		11,066	13,337,039
Series 2016-HQA2, Class B
14.01% (LIBOR 1 Month + 11.50%), 11/25/28 (m)		2,954	3,956,073
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C01, Class 1M2
6.81% (LIBOR 1 Month + 4.30%), 2/25/25 (m)		14,264	15,577,261
Series 2015-C01, Class 2M2
7.06% (LIBOR 1 Month + 4.55%), 2/25/25 (m)		3,356	3,609,403
Series 2015-C02, Class 1M2

	Principal Amount (000)		U.S. $ Value
6.51% (LIBOR 1 Month + 4.00%), 5/25/25 (m)	U.S.$	3,862	$4,202,423
Series 2015-C02, Class 2M2
6.51% (LIBOR 1 Month + 4.00%), 5/25/25 (m)		12,294	13,193,118
Series 2015-C03, Class 1M2
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		14,381	16,174,555
Series 2015-C03, Class 2M2
7.51% (LIBOR 1 Month + 5.00%), 7/25/25 (m)		10,090	11,180,293
Series 2015-C04, Class 1M2
8.21% (LIBOR 1 Month + 5.70%), 4/25/28 (m)		10,480	12,014,681
Series 2015-C04, Class 2M2
8.06% (LIBOR 1 Month + 5.55%), 4/25/28 (m)		5,266	5,930,320
Series 2016-C01, Class 1B
14.26% (LIBOR 1 Month + 11.75%), 8/25/28 (m)		4,050	5,756,671
Series 2016-C01, Class 1M2
9.26% (LIBOR 1 Month + 6.75%), 8/25/28 (m)		11,933	13,986,872
Series 2016-C01, Class 2M2
9.46% (LIBOR 1 Month + 6.95%), 8/25/28 (m)		3,528	4,097,586
Series 2016-C02, Class 1B
14.76% (LIBOR 1 Month + 12.25%), 9/25/28 (m)		2,893	4,166,550
Series 2016-C02, Class 1M2
8.51% (LIBOR 1 Month + 6.00%), 9/25/28 (m)		22,977	26,349,808
Series 2016-C03, Class 1B
14.26% (LIBOR 1 Month + 11.75%), 10/25/28 (m)		7,132	10,091,661
Series 2016-C03, Class 2M2
8.41% (LIBOR 1 Month + 5.90%), 10/25/28 (m)		22,178	25,168,144
Series 2016-C04, Class 1B
12.76% (LIBOR 1 Month + 10.25%), 1/25/29 (m)		10,766	14,255,382
Series 2016-C05, Class 2B
13.26% (LIBOR 1 Month + 10.75%), 1/25/29 (m)		11,296	14,252,088
Series 2016-C05, Class 2M2
6.96% (LIBOR 1 Month + 4.45%), 1/25/29 (m)		15,479	16,964,349
Series 2016-C06, Class 1B
11.76% (LIBOR 1 Month + 9.25%), 4/25/29 (m)		8,520	10,693,569
Series 2016-C07, Class 2B
12.01% (LIBOR 1 Month + 9.50%), 5/25/29 (m)		10,042	12,277,807
Series 2016-C07, Class 2M2

	Principal Amount (000)		U.S. $ Value
6.86% (LIBOR 1 Month + 4.35%), 5/25/29 (m)	U.S.$	4,949	$5,407,871
Series 2018-C01, Class 1B1
6.06% (LIBOR 1 Month + 3.55%), 7/25/30 (m)		5,759	5,679,502
Series 2018-R07, Class 1B1
6.86% (LIBOR 1 Month + 4.35%), 4/25/31 (b)(m)		2,685	2,684,217
Home Re Ltd.
Series 2018-1, Class M2
5.51% (LIBOR 1 Month + 3.00%), 10/25/28 (b)(m)		6,040	6,086,521
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
8.01% (LIBOR 1 Month + 5.50%), 10/25/25 (b)(m)		7,749	8,729,769
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.76% (LIBOR 1 Month + 5.25%), 11/25/25 (j)(m)		5,368	6,040,186
Series 2015-WF1, Class 2M2
8.01% (LIBOR 1 Month + 5.50%), 11/25/25 (j)(m)		3,302	3,808,454

			485,369,804

Non-Agency Fixed Rate - 0.7%
Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 8/01/36		3,167	2,595,689
Series 2006-24CB, Class A16
5.75%, 8/01/36		605	496,278
Series 2006-26CB, Class A6
6.25%, 9/25/36		261	203,396
Series 2006-26CB, Class A8
6.25%, 9/25/36		986	768,611
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,271	1,031,526
Series 2006-HY12, Class A5
3.872%, 8/25/36		5,544	5,661,281
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,441	1,281,523
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,140	958,231
Series 2007-15CB, Class A19
5.75%, 7/25/37		611	512,208
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		734	707,284
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.962%, 5/25/47		889	818,221
Series 2007-4, Class 22A1
3.915%, 6/25/47		3,342	3,052,189
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (b)		4,623	3,538,148

	Principal Amount (000)		U.S. $ Value
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37	U.S.$	635	$375,894
Citigroup Mortgage Loan Trust
Series 2007-AR4, Class 1A1A
4.149%, 3/25/37		658	639,867
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,183	1,138,647
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
4.043%, 9/25/47		857	795,043
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (b)		651	503,433
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,391	1,120,816
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA3, Class A1
4.171%, 6/25/36		819	748,632
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,122	888,464
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.747%, 9/25/35		2,483	2,147,112
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,888	1,762,014
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		766	622,487
Series 2007-A1, Class A8
6.00%, 3/25/37		1,046	645,631
Series 2007-A5, Class 2A3
6.00%, 5/25/37		333	284,351
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-9, Class A4
4.726%, 10/25/36		1,991	916,840
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
4.773%, 12/28/37		3,860	3,769,263

			37,983,079

Non-Agency Floating Rate - 0.1%
Alternative Loan Trust
Series 2007-7T2, Class A3
3.11% (LIBOR 1 Month + 0.60%), 4/25/37 (m)		2,750	1,237,881
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
3.11% (LIBOR 1 Month + 0.60%), 8/25/37 (m)		567	377,871

	Principal Amount (000)		U.S. $ Value
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
2.76% (LIBOR 1 Month + 0.25%), 4/25/37 (m)	U.S.$	1,394	$730,164
Lehman Mortgage Trust
Series 2007-1, Class 3A1
2.76% (LIBOR 1 Month + 0.25%), 2/25/37 (m)		2,863	592,681
Series 2007-1, Class 3A2
4.74% (7.25% - LIBOR 1 Month), 2/25/37 (m)(o)		2,884	705,053
Lehman XS Trust
Series 2007-16N, Class 2A2
3.36% (LIBOR 1 Month + 0.85%), 9/25/47 (m)		800	774,701
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
2.67% (LIBOR 1 Month + 0.16%), 2/25/37 (m)		895	734,774
Series 2007-2, Class 1A3
2.84% (LIBOR 1 Month + 0.33%), 5/25/37 (m)		900	843,580
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
3.752% (12MTA + 1.50%), 8/25/47 (m)		2,135	1,998,893

			7,995,598

Total Collateralized Mortgage Obligations (cost $470,713,582)			531,348,481

CORPORATES - INVESTMENT GRADE - 8.6%
Financial Institutions - 5.3%
Banking - 2.6%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (b)		1,122	1,195,062
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)		7,966	8,324,470
Series B
8.05%, 6/15/27		11,735	14,192,332
Series X
6.25%, 9/05/24 (n)		521	548,293
Series Z
6.50%, 10/23/24 (n)		4,009	4,293,298
BNP Paribas SA
6.75%, 3/14/22 (b)(n)		418	425,342
7.625%, 3/30/21 (b)(n)		7,812	8,204,194
BPCE SA
5.70%, 10/22/23 (b)		241	251,931
Credit Agricole SA
6.50%, 6/23/21 (b)(n)	EUR	4,525	5,540,686

	Principal Amount (000)		U.S. $ Value
7.589%, 1/30/20 (b)(n)	GBP	4,950	$6,761,466
8.125%, 12/23/25 (b)(n)	U.S.$	13,944	15,117,887
DNB Bank ASA
6.50%, 3/26/22 (b)(n)		11,090	11,198,627
HSBC Holdings PLC
6.00%, 9/29/23 (b)(n)	EUR	21,019	26,591,810
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (b)	U.S.$	5,980	6,003,477
Intesa Sanpaolo SpA
2.75%, 3/20/20 (b)	EUR	3,602	4,237,151
4.00%, 5/20/19 (b)		3,510	4,066,343
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (n)	U.S.$	2,638	2,624,317
Nationwide Building Society
4.302%, 3/08/29 (b)		10,440	10,097,067
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (n)		3,888	3,722,760
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	6,232,074
Santander Holdings USA, Inc.
4.40%, 7/13/27		8,119	7,974,271

			147,602,858

Finance - 0.1%
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,308,876
8.25%, 12/15/20		5,011	5,405,345

			7,714,221

Insurance - 2.3%
Aegon NV
5.50%, 4/11/48		5,138	4,832,551
Allstate Corp. (The)
6.50%, 5/15/57		10,811	11,365,064
American International Group, Inc.
6.82%, 11/15/37		1,938	2,269,014
8.175%, 5/15/58		7,301	8,538,965
Series A-9
5.75%, 4/01/48		4,254	3,984,364
Aon Corp.
8.205%, 1/01/27		2,495	2,906,426
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (b)	EUR	10,305	12,667,197
Aviva PLC
3.875%, 7/03/44 (b)		6,771	8,048,875
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.00%, 1/23/27		9,800	13,191,554
CNP Assurances
4.50%, 6/10/47 (b)		10,500	13,126,567

	Principal Amount (000)		U.S. $ Value
MetLife Capital Trust IV
7.875%, 12/15/37 (b)	U.S.$	1,765	$2,115,381
MetLife, Inc.
6.40%, 12/15/36		9,700	10,261,523
10.75%, 8/01/39		3,495	5,230,131
Nationwide Mutual Insurance Co.
5.078% (LIBOR 3 Month + 2.29%),
12/15/24 (b)(m)		5,000	4,999,080
9.375%, 8/15/39 (b)		4,546	6,881,776
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,339,131
SCOR SE
3.00%, 6/08/46 (b)	EUR	200	236,645
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	2,836	3,837,840

			127,832,084

REITS - 0.3%
EPR Properties
5.75%, 8/15/22		3,445	3,618,835
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		4,880	5,000,531
5.75%, 6/01/28		431	449,026
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	4,720,698
Spirit Realty LP
4.45%, 9/15/26		1,180	1,148,072
Weyerhaeuser Co.
8.50%, 1/15/25		1,000	1,220,438

			16,157,600

			299,306,763

Industrial - 3.0%
Basic - 0.4%
Anglo American Capital PLC
4.75%, 4/10/27 (b)		4,031	4,016,472
4.875%, 5/14/25 (b)		1,287	1,310,754
ArcelorMittal
6.75%, 3/01/41		4,782	5,027,742
7.00%, 10/15/39		3,241	3,546,591
Fresnillo PLC
5.50%, 11/13/23 (b)		3,774	3,887,220
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (b)		1,464	1,448,918
Glencore Funding LLC
4.625%, 4/29/24 (b)		1,733	1,770,807
WestRock MWV LLC
8.20%, 1/15/30		2,940	3,766,572

			24,775,076

Capital Goods - 0.3%
General Electric Co.
Series D
5.00%, 1/21/21 (n)		12,108	10,586,823

	Principal Amount (000)		U.S. $ Value
Lafarge SA
7.125%, 7/15/36	U.S.$	2,640	$3,026,747
Masco Corp.
5.95%, 3/15/22		2,124	2,246,587

			15,860,157

Communications - Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		6,755	6,948,902
5.375%, 5/01/47		2,993	2,851,138
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,064,087
Cox Communications, Inc.
4.50%, 6/30/43 (b)		882	738,498
4.70%, 12/15/42 (b)		1,692	1,451,941

			15,054,566

Communications - Telecommunications - 0.3%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (b)		9,260	9,240,933
5.152%, 3/20/28 (b)		9,160	9,234,581

			18,475,514

Consumer Cyclical - Automotive - 0.2%
General Motors Co.
5.20%, 4/01/45		2,490	2,161,116
6.25%, 10/02/43		852	827,758
6.75%, 4/01/46		7,041	7,254,856

			10,243,730

Consumer Cyclical - Other - 0.1%
Owens Corning
7.00%, 12/01/36		2,579	2,869,880

Consumer Non-Cyclical - 0.3%
CVS Health Corp.
4.78%, 3/25/38		14,840	14,867,617
HCA, Inc.
4.25%, 10/15/19		875	880,129

			15,747,746

Energy - 0.5%
Anadarko Petroleum Corp.
8.70%, 3/15/19		2,000	2,012,832
Cenovus Energy, Inc.
3.00%, 8/15/22		495	476,553
3.80%, 9/15/23		280	273,686
6.75%, 11/15/39		373	394,852
Ecopetrol SA
5.875%, 5/28/45		6,355	6,259,675
Energy Transfer Operating LP
7.60%, 2/01/24		3,200	3,591,738

	Principal Amount (000)		U.S. $ Value
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	U.S.$	2,301	$2,343,311
5.00%, 10/01/22		971	1,005,539
Husky Energy, Inc.
6.15%, 6/15/19		5,000	5,044,300
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		2,969	3,706,031
7.80%, 8/01/31		2,662	3,307,665
TransCanada PipeLines Ltd.
4.826% (LIBOR 3 Month + 2.21%), 5/15/67 (m)		2,500	2,128,573

			30,544,755

Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/45		4,150	4,231,357

Technology - 0.5%
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (b)		7,586	7,930,761
8.35%, 7/15/46 (b)		2,793	3,304,700
Micron Technology, Inc.
5.50%, 2/01/25		1,367	1,387,632
Seagate HDD Cayman
4.75%, 1/01/25		9,684	9,102,185
4.875%, 6/01/27		9,443	8,571,213

			30,296,491

Transportation - Airlines - 0.0%
Northwest Airlines Pass Through Trust
Series 2000-1, Class G
7.15%, 10/01/19 (d)		146	144,509

			168,243,781

Utility - 0.3%
Electric - 0.3%
Consorcio Transmantaro SA
4.375%, 5/07/23 (b)		8,103	8,113,129
DPL, Inc.
6.75%, 10/01/19		634	642,654
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (b)		1,277	1,297,751
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (b)		5,373	5,655,082
Southern California Edison Co.
Series E
6.25%, 2/01/22 (n)		3,300	3,102,215

			18,810,831

Total Corporates - Investment Grade (cost $478,803,918)			486,361,375

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 8.5%
Angola - 0.4%
Angolan Government International Bond
8.25%, 5/09/28 (b)	U.S.$	2,200	$2,266,000
9.50%, 11/12/25 (b)		16,192	18,013,600
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (b)		804	806,010

			21,085,610

Argentina - 0.1%
Argentine Republic Government International Bond
7.82%, 12/31/33	EUR	8,048	8,382,739

Bahrain - 0.3%
Bahrain Government International Bond
6.75%, 9/20/29 (b)	U.S.$	8,215	8,317,687
7.00%, 10/12/28 (b)		7,504	7,766,640

			16,084,327

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (b)		7,229	7,744,066

Costa Rica - 0.2%
Costa Rica Government International Bond
4.37%, 5/22/19 (j)		6,434	6,373,727
7.00%, 4/04/44 (b)		4,419	3,949,481

			10,323,208

Dominican Republic - 0.7%
Dominican Republic International Bond
5.95%, 1/25/27 (b)		9,637	9,892,380
6.85%, 1/27/45 (b)		9,000	9,292,500
6.875%, 1/29/26 (b)		652	701,552
7.45%, 4/30/44 (b)		5,621	6,147,969
8.625%, 4/20/27 (b)		12,151	14,095,160

			40,129,561

Ecuador - 0.3%
Ecuador Government International Bond
10.50%, 3/24/20 (b)		9,204	9,576,016
10.75%, 3/28/22-1/31/29 (b)		7,439	7,621,420

			17,197,436

Egypt - 0.4%
Egypt Government International Bond
6.125%, 1/31/22 (b)		22,826	22,711,870

El Salvador - 0.3%
El Salvador Government International Bond
5.875%, 1/30/25(b)		2,045	1,927,413

	Principal Amount (000)		U.S. $ Value
6.375%, 1/18/27 (b)	U.S.$	6,513	$6,260,621
7.375%, 12/01/19 (b)		1,495	1,513,575
7.625%, 9/21/34 (b)		872	887,260
7.65%, 6/15/35 (b)		263	262,481
7.75%, 1/24/23 (b)		3,494	3,673,067
8.625%, 2/28/29 (b)		759	820,669

			15,345,086

Gabon - 0.3%
Gabon Government International Bond
6.375%, 12/12/24 (b)		14,182	13,529,231
6.95%, 6/16/25 (b)		5,600	5,348,000

			18,877,231

Ghana - 0.1%
Ghana Government International Bond
10.75%, 10/14/30 (b)		2,960	3,478,000

Honduras - 0.3%
Honduras Government International Bond
6.25%, 1/19/27 (b)		11,553	11,856,266
7.50%, 3/15/24 (b)		4,025	4,331,906

			16,188,172

Iraq - 0.2%
Iraq International Bond
5.80%, 1/15/28 (b)		533	505,018
6.752%, 3/09/23 (b)		9,651	9,614,808

			10,119,826

Ivory Coast - 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25 (b)	EUR	588	667,136
5.75%, 12/31/32 (b)	U.S.$	8,190	7,535,030
6.375%, 3/03/28 (b)		20,691	19,785,768
6.625%, 3/22/48 (b)	EUR	1,429	1,463,892

			29,451,826

Jamaica - 0.3%
Jamaica Government International Bond
6.75%, 4/28/28	U.S.$	5,698	6,256,404
7.625%, 7/09/25		2,302	2,620,332
7.875%, 7/28/45		7,519	8,872,420

			17,749,156

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (b)		4,536	4,365,900

Kenya - 0.2%
Kenya Government International Bond
5.875%, 6/24/19 (b)		3,124	3,135,715

	Principal Amount (000)		U.S. $ Value
6.875%, 6/24/24 (b)	U.S.$	2,892	$2,892,000
7.25%, 2/28/28 (b)		4,786	4,672,333

			10,700,048

Lebanon - 0.3%
Lebanon Government International Bond
6.65%, 4/22/24 (b)		2,476	2,178,880
Series G
6.20%, 2/26/25 (b)		4,774	4,057,900
6.60%, 11/27/26 (b)		10,002	8,376,675

			14,613,455

Mongolia - 0.3%
Mongolia Government International Bond
5.125%, 12/05/22 (b)		14,564	14,090,670
10.875%, 4/06/21 (a)(b)		2,400	2,655,000

			16,745,670

Nigeria - 0.5%
Nigeria Government International Bond
6.375%, 7/12/23 (b)		4,303	4,329,894
6.50%, 11/28/27 (b)		2,246	2,153,353
6.75%, 1/28/21 (b)		3,327	3,422,651
7.625%, 11/21/25 (b)		16,410	17,063,736
7.875%, 2/16/32 (b)		2,864	2,853,260

			29,822,894

Oman - 0.5%
Oman Government International Bond
4.125%, 1/17/23 (b)		11,935	11,278,575
4.75%, 6/15/26 (b)		18,873	16,844,152

			28,122,727

Senegal - 0.3%
Senegal Government International Bond
6.25%, 5/23/33 (b)		8,575	7,974,750
6.75%, 3/13/48 (b)		11,674	10,389,860
8.75%, 5/13/21 (b)		1,137	1,227,960

			19,592,570

South Africa - 0.4%
Republic of South Africa Government International Bond
5.875%, 9/16/25		19,808	20,773,640

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.125%, 6/03/25 (b)		2,800	2,667,000
6.20%, 5/11/27 (b)		4,509	4,187,734

			6,854,734

	Principal Amount (000)		U.S. $ Value
Turkey - 0.3%
Turkey Government International Bond
4.875%, 10/09/26	U.S.$	9,100	$8,246,875
7.25%, 12/23/23		1,501	1,576,050
7.375%, 2/05/25		3,263	3,417,993
7.50%, 11/07/19		4,793	4,894,851

			18,135,769

Ukraine - 0.7%
Ukraine Government International Bond
7.75%, 9/01/22-9/01/27 (b)		42,888	40,699,660

Venezuela - 0.2%
Venezuela Government International Bond
7.65%, 4/21/25 (f)(g)(j)		6,636	2,073,750
9.00%, 5/07/23 (f)(g)(j)		538	172,160
9.25%, 9/15/27 (d)(f)(g)		34,020	11,184,075
9.25%, 5/07/28 (f)(g)(j)		1,500	465,000

			13,894,985

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (b)		7,993	6,574,243

Total Emerging Markets - Sovereigns (cost $497,267,096)			485,764,409

EMERGING MARKETS - CORPORATE BONDS - 4.8%
Industrial - 3.9%
Basic - 0.8%
Consolidated Energy Finance SA
6.875%, 6/15/25 (b)		8,033	7,940,099
CSN Resources SA
6.50%, 7/21/20 (b)		1,079	1,061,466
Elementia SAB de CV
5.50%, 1/15/25 (b)		2,208	2,083,800
First Quantum Minerals Ltd.
6.875%, 3/01/26 (b)		6,222	5,645,563
7.00%, 2/15/21 (b)		1,371	1,368,335
7.25%, 5/15/22-4/01/23 (b)		14,537	14,185,806
Stillwater Mining Co.
7.125%, 6/27/25 (b)		2,892	2,758,213
Vedanta Resources PLC
6.375%, 7/30/22 (b)		12,566	12,148,243

			47,191,525

Capital Goods - 0.2%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (b)		7,104	6,207,120
Odebrecht Finance Ltd.
4.375%, 4/25/25 (b)(f)(g)		537	68,468
5.25%, 6/27/29 (b)(f)(g)		9,173	1,169,557

	Principal Amount (000)		U.S. $ Value
7.125%, 6/26/42 (b)(f)(g)	U.S.$	17,280	$2,160,000

			9,605,145

Communications - Telecommunications - 0.6%
Comunicaciones Celulares SA Via Comcel Trust
6.875%, 2/06/24 (b)		6,131	6,335,445
Digicel Group One Ltd.
8.25%, 12/30/22 (b)		8,363	6,901,432
Digicel Group Two Ltd.
8.25%, 9/30/22 (b)		7,887	4,274,281
9.125%, 4/01/24 (b)(h)(p)		1,134	500,710
Digicel Ltd.
6.00%, 4/15/21 (b)		3,750	3,468,750
Millicom International Cellular SA
5.125%, 1/15/28 (b)		1,588	1,498,349
6.00%, 3/15/25 (b)		2,963	2,955,592
6.625%, 10/15/26 (b)		1,990	2,040,387
MTN Mauritius Investments Ltd.
6.50%, 10/13/26 (b)		5,701	5,736,631

			33,711,577

Consumer Cyclical - Other - 0.2%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (b)		2,594	2,626,426
Studio City Co., Ltd.
5.875%, 11/30/19 (b)		5,102	5,166,488
Wynn Macau Ltd.
4.875%, 10/01/24 (b)		1,845	1,706,357
5.50%, 10/01/27 (b)		1,100	1,003,545

			10,502,816

Consumer Cyclical - Retailers - 0.1%
K2016470219 South Africa Ltd.
3.00%, 12/31/22 (c)(h)(j)		4,991	500
K2016470260 South Africa Ltd.
25.00%, 12/31/22 (c)(h)(j)		1,536	460,949
Prime Bloom Holdings Ltd.
7.50%, 12/19/19 (b)		4,200	3,896,571

			4,358,020

Consumer Non-Cyclical - 0.9%
BRF GmbH
4.35%, 9/29/26 (b)		1,220	1,056,727
Central American Bottling Corp.
5.75%, 1/31/27 (b)		3,259	3,238,631
Cosan Ltd.
5.95%, 9/20/24 (b)		2,144	2,161,765
MARB BondCo PLC
6.875%, 1/19/25 (b)		9,461	9,032,256

	Principal Amount (000)		U.S. $ Value
Marfrig Holdings Europe BV
8.00%, 6/08/23 (b)	U.S.$	4,150	$4,276,990
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		11,309	10,800,095
Natura Cosmeticos SA
5.375%, 2/01/23 (b)		3,899	3,916,721
Rede D’or Finance SARL
4.95%, 1/17/28 (b)		2,562	2,394,461
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 3/31/23 (b)	EUR	1,850	1,998,358
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	U.S.$	2,798	2,511,205
3.15%, 10/01/26		6,393	5,305,551
6.75%, 3/01/28		1,004	1,040,856
Tonon Luxembourg SA
7.25%, 1/24/20 (c)(f)(g)(h)(j)		6,378	145,800
USJ Acucar e Alcool SA
9.875% (9.875% Cash or 12.00% PIK), 11/09/21 (b)(h)		1,685	1,263,707
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(f)(i)(j)		13,674	665,267
10.875%, 1/13/20 (f)(g)(j)		2,500	625,000
11.75%, 2/09/22 (f)(g)(j)		13,613	407,369

			50,840,759

Energy - 1.0%
Azure Power Energy Ltd.
5.50%, 11/03/22 (b)		6,780	6,592,906
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (k)		14,659	11,727,052
Cosan Luxembourg SA
7.00%, 1/20/27 (b)		209	219,018
Medco Platinum Road Pte Ltd.
6.75%, 1/30/25 (b)		4,208	3,879,629
Oil and Gas Holding Co BSCC(The)
7.625%, 11/07/24 (b)		2,974	3,156,158
Oil and Gas Holding Co. BSCC (The)
8.375%, 11/07/28 (b)		7,879	8,430,530
Petrobras Global Finance BV
6.125%, 1/17/22		405	425,659
6.25%, 3/17/24		12,258	12,936,857
7.375%, 1/17/27		4,123	4,484,686
8.75%, 5/23/26		3,286	3,845,441
YPF SA
16.50%, 5/09/22 (b)	ARS	130,377	2,204,148

			57,902,084

Technology - 0.0%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (b)	U.S.$	1,163	1,194,983

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.0%
Guanay Finance Ltd.
6.00%, 12/15/20 (b)	U.S.$	2,216	$2,221,405

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (b)		5,242	5,536,862

			223,065,176

Financial Institutions - 0.7%
Banking - 0.4%
Akbank Turk AS
7.20%, 3/16/27 (b)		2,618	2,375,835
Turkiye Garanti Bankasi AS
5.875%, 3/16/23 (b)		1,278	1,231,673
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (b)		5,964	5,710,530
5.75%, 1/30/23 (b)		4,726	4,408,507
6.875%, 2/03/25 (b)		1,371	1,220,190
8.00%, 11/01/27 (b)		5,824	4,964,960
Yapi ve Kredi Bankasi AS
5.125%, 10/22/19 (b)		895	892,762

			20,804,457

Finance - 0.1%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (b)		4,281	3,874,305

Insurance - 0.0%
Ambac LSNI LLC
7.803% (LIBOR 3 Month + 5.00%), 2/12/23 (b)(c)(m)		95	95,427

REITS - 0.2%
China Evergrande Group
8.25%, 3/23/22 (b)		3,000	2,844,495
New Metro Global Ltd.
7.125%, 5/23/21 (b)		4,500	4,511,250
Scenery Journey Ltd.
11.00%, 11/06/20 (b)		2,700	2,774,250
Yuzhou Properties Co., Ltd.
7.90%, 5/11/21 (b)		1,890	1,917,925

			12,047,920

			36,822,109

Utility - 0.2%
Electric - 0.2%
AES El Salvador Trust II
6.75%, 3/28/23 (b)		1,220	1,128,500
Cemig Geracao e Transmissao SA
9.25%, 12/05/24 (b)		1,975	2,155,190

	Principal Amount (000)		U.S. $ Value
Genneia SA
8.75%, 1/20/22 (b)	U.S.$	5,529	$5,121,236
Light Servicos de Eletricidade SA/Light Energia SA
7.25%, 5/03/23 (b)		2,942	2,944,207
Terraform Global Operating LLC
6.125%, 3/01/26 (j)		2,074	1,977,640

			13,326,773

Total Emerging Markets - Corporate Bonds (cost $342,459,862)			273,214,058

BANK LOANS - 4.8%
Industrial - 4.8%
Basic - 0.1%
Foresight Energy LLC
8.249% (LIBOR 1 Month + 5.75%), 3/28/22 (q)		3,847	3,797,647

Capital Goods - 0.6%
Accudyne Industries Borrower S.C.A. / Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
5.499% (LIBOR 1 Month + 3.00%), 8/18/24 (q)		5,108	4,972,639
Apex Tool Group, LLC
6.249% (LIBOR 1 Month + 3.75%), 2/01/22 (q)		16,718	16,028,036
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC)
6.249% (LIBOR 1 Month + 3.75%), 8/01/25 (q)		5,768	5,734,462
9.249% (LIBOR 1 Month + 6.75%), 8/03/26 (q)		2,009	1,994,773
Gardner Denver, Inc.
5.249% (LIBOR 1 Month + 2.75%), 7/30/24 (q)		3,370	3,346,488
Transdigm Inc.
4.999% (LIBOR 1 Month + 2.50%), 6/09/23 (q)		2,305	2,253,632
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.999% (LIBOR 1 Month + 2.50%), 10/23/25 (c) (q)		560	546,474

			34,876,504

Communications - Telecommunications - 0.2%
Intelsat Jackson Holdings S.A.
6.625%, 1/02/24		933	931,748
7.002% (LIBOR 1 Month + 4.50%), 1/02/24 (q)		556	562,741

	Principal Amount (000)		U.S. $ Value
West Corporation
6.499% (LIBOR 1 Month + 4.00%), 10/10/24 (q)	U.S.$	8,411	$7,701,476

			9,195,965

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
6.02% (LIBOR 1 Month + 3.50%), 11/06/24 (c) (q)		2,703	2,657,529

Consumer Cyclical - Entertainment - 0.1%
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
5.499% (LIBOR 1 Month + 3.00%), 4/01/24 (q)		4,857	4,756,862

Consumer Cyclical - Other - 0.3%
Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC)
5.249% (LIBOR 1 Month + 2.75%), 12/23/24 (q)		10,542	10,384,791
Scientific Games International, Inc.
5.249% (LIBOR 1 Month + 2.75%), 8/14/24 (q)		4,923	4,767,208
Stars Group Holdings B.V.
6.303% (LIBOR 3 Month + 3.50%), 7/10/25 (q)		2,052	2,030,200

			17,182,199

Consumer Cyclical - Restaurants - 0.0%
IRB Holding Corp. (fka Arby’s / Buffalo Wild Wings)
5.764% (LIBOR 1 Month + 3.25%), 2/05/25 (q)		1,845	1,793,341

Consumer Cyclical - Retailers - 0.3%
Serta Simmons Bedding, LLC
10.514% (LIBOR 1 Month + 8.00%), 11/08/24 (q)		15,106	10,642,030
Specialty Building Products Holdings, LLC
8.249% (LIBOR 1 Month + 5.75%), 10/01/25 (c) (q)		7,474	7,277,465

			17,919,495

Consumer Non-Cyclical - 1.4%
Acadia Healthcare Company, Inc.
4.999% (LIBOR 1 Month + 2.50%), 2/16/23 (q)		2,454	2,411,751
Air Medical Group Holdings, Inc.
5.764% (LIBOR 1 Month + 3.25%), 4/28/22 (q)		13,339	12,516,575
6.769% (LIBOR 1 Month + 4.25%), 3/14/25 (q)		5,355	5,020,422

	Principal Amount (000)		U.S. $ Value
Alphabet Holding Company, Inc. (fka Nature’s Bounty)
10.249% (LIBOR 1 Month + 7.75%), 9/26/25 (q)	U.S.$	15,487	$12,415,196
Arbor Pharmaceuticals, LLC
7.803% (LIBOR 3 Month + 5.00%), 7/05/23 (c) (q)		6,897	5,793,637
BI-LO, LLC
10.616% (LIBOR 3 Month + 8.00%), 5/31/24 (q)		9,128	8,740,463
10.779% (LIBOR 3 Month + 8.00%), 5/31/24 (q)		8,708	8,337,582
10.783% (LIBOR 3 Month + 8.00%), 5/31/24 (q)		9,128	8,740,463
Mallinckrodt International Finance S.A.
5.553% (LIBOR 3 Month + 2.75%), 9/24/24 (q)		5,350	4,968,114
Owens & Minor, Inc.
7.02% (LIBOR 1 Month + 4.50%), 4/30/25 (c) (q)		5,213	4,411,286
Regionalcare Hospital Partners Holdings, Inc.
7.129%, 11/16/25 (r)		6,778	6,606,855
Vizient, Inc.
5.249% (LIBOR 1 Month + 2.75%), 2/13/23 (q)		850	841,983

			80,804,327

Energy - 0.5%
California Resources Corporation
12.874% (LIBOR 1 Month + 10.38%), 12/31/21 (c) (q)		12,618	13,169,578
Triton Solar US Acquisition Co.
8.50% (LIBOR 1 Month + 6.00%), 10/29/24 (c) (q)		14,703	13,544,939

			26,714,517

Other Industrial - 0.2%
American Tire Distributors, Inc.
8.503% (LIBOR 1 Month + 6.00%), 9/02/23 (d) (q)		1,711	1,646,995
9.999% (LIBOR 1 Month + 7.50%), 9/02/24 (d) (q)		5,182	4,595,413
HD Supply Waterworks, LTD.
5.707% (LIBOR 3 Month + 3.00%), 8/01/24 (q)		790	779,420
5.738% (LIBOR 3 Month + 3.00%), 8/01/24 (q)		700	690,669
Travelport Finance (Luxembourg) SARL
5.116% (LIBOR 3 Month + 2.50%), 3/17/25 (q)		5,927	5,903,295

			13,615,792

	Principal Amount (000)		U.S. $ Value
Services - 0.6%
Financial & Risk US Holdings, Inc. (fka Refinitiv)
6.249% (LIBOR 1 Month + 3.75%), 10/01/25 (q)	U.S.$	2,445	$2,345,684
Monitronics International, Inc.
8.303% (LIBOR 3 Month + 5.50%), 9/30/22 (q)		6,842	5,969,463
Pi Lux Finco SARL
9.772% (LIBOR 1 Month + 7.25%), 1/01/26 (c) (q)		21,800	21,146,000
Verscend Holding Corp.
6.999% (LIBOR 1 Month + 4.50%), 8/27/25 (q)		4,961	4,913,245

			34,374,392

Technology - 0.4%
Boxer Parent Company Inc. (fka BMC Software, Inc.)
7.053% (LIBOR 3 Month + 4.25%), 10/02/25 (q)		6,900	6,729,984
Solera, LLC (Solera Finance, Inc.)
5.249% (LIBOR 1 Month + 2.75%), 3/03/23 (q)		13,688	13,389,677
Veritas US Inc.
6.999% (LIBOR 3 Month + 4.50%), 1/27/23 (q)		2,778	2,412,645
7.303% (LIBOR 1 Month + 4.50%), 1/27/23 (q)		911	790,961

			23,323,267

Total Bank Loans (cost $284,651,729)			271,011,837

GOVERNMENTS - TREASURIES - 4.8%
Colombia - 0.1%
Colombian TES
Series B
7.00%, 5/04/22	COP	11,183,200	3,748,855
10.00%, 7/24/24		7,000,000	2,646,344

			6,395,199

Malaysia - 0.3%
Malaysia Government Bond
Series 3/04
5.734%, 7/30/19	MYR	77,463	19,124,283

Mexico - 0.6%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	668,811	32,904,637

Russia - 0.6%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	254,534	3,874,002

	Principal Amount (000)		U.S. $ Value
Series 6217
7.50%, 8/18/21	RUB	1,919,448	$29,233,631

			33,107,633

United States - 3.0%
U.S. Treasury Bonds
6.125%, 11/15/27 (s)(t)	U.S.$	98,000	124,796,875
6.125%, 8/15/29		10,000	13,171,875
6.25%, 5/15/30		1,350	1,817,226
8.00%, 11/15/21 (a)(s)		9,500	10,901,250
8.75%, 8/15/20 (a)		17,860	19,520,423

			170,207,649

Uruguay - 0.2%
Uruguay Government International Bond
8.50%, 3/15/28 (b)	UYU	176,233	4,714,375
9.875%, 6/20/22 (b)		138,362	4,259,258

			8,973,633

Total Governments - Treasuries (cost $276,703,789)			270,713,034

EMERGING MARKETS - TREASURIES - 4.6%
Argentina - 0.8%
Argentina POM Politica Monetaria
Series POM
65.509% (ARLLMONP), 6/21/20 (m)	ARS	649,601	19,127,835
Argentine Bonos del Tesoro
15.50%, 10/17/26		133,597	2,860,746
16.00%, 10/17/23		385,208	8,848,051
18.20%, 10/03/21		785,174	17,074,060

			47,910,692

Brazil - 2.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	478,193	137,711,862

Dominican Republic - 0.4%
Dominican Republic International Bond
12.00%, 1/20/22 (j)	DOP	347,740	7,168,155
15.95%, 6/04/21 (j)		52,700	1,187,328
16.00%, 7/10/20 (j)		563,400	12,086,929

			20,442,412

South Africa - 0.2%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	167,937	14,036,366

Turkey - 0.8%
Turkey Government Bond
11.10%, 5/15/19	TRY	231,859	43,590,353

Total Emerging Markets - Treasuries (cost $335,450,881)			$263,691,685

	Shares	U.S. $ Value
COMMON STOCKS - 2.5%
Energy - 1.3%
Energy Equipment & Services - 0.7%
Tervita Corp. (f)	7,290,891	$39,063,794

Oil, Gas & Consumable Fuels - 0.6%
Berry Petroleum Corp.	1,158,054	13,653,457
CHC Group LLC (f)(k)	255,317	12,766
Denbury Resources, Inc. (f)	314,791	639,026
Golden Energy Offshore Services AS (d)(f)	3,360,247	2,549,882
Halcon Resources Corp. (f)	58,572	96,058
K201640219 (South Africa) Ltd. A Shares (c)(d)(e)(f)	64,873,855	65
K201640219 (South Africa) Ltd. B Shares (c)(d)(e)(f)	10,275,684	10
Oasis Petroleum, Inc. (f)	108,058	650,509
Paragon Offshore Ltd. - Class A (c)(d)(f)	62,040	54,285
Paragon Offshore Ltd. - Class B (c)(d)(f)	93,060	3,233,835
Peabody Energy Corp.	78,983	2,819,693
Roan Resources, Inc. (f)	3,238	34,776
Vantage Drilling International (c)(d)(f)	30,215	7,009,880
Whiting Petroleum Corp. (f)	56,450	1,616,164

		32,370,406

		71,434,200

Financials - 0.7%
Consumer Finance - 0.0%
Paysafe Group Ltd. (c)(d)(e)(f)	17,342	1,058,556

Insurance - 0.7%
Mt. Logan Re Ltd. (Preference Shares) (c)(f)(k)	12,695	12,107,291
Mt. Logan Re Ltd. (Preference Shares) (Series 4) (c)(f)(k)	25,000	24,302,088

		36,409,379

		37,467,935

Consumer Discretionary - 0.2%
Auto Components - 0.1%
Atd New Holdings, Inc. (c)(d)(f)	161,762	3,113,919
Exide Technologies (c)(e)(f)(k)	332,502	106,400

		3,220,319

Automobiles - 0.0%
Liberty Tire Recycling LLC (c)(d)(e)(f)	12,278	822,492

Diversified Consumer Services - 0.1%
Laureate Education, Inc. - Class A (f)	187,440	2,999,040

Company	Shares		U.S. $ Value
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment Corp. (f)		69,118	$631,739

Internet & Direct Marketing Retail - 0.0%
Travelport Worldwide Ltd.		90,649	1,419,563

			9,093,153

Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. Npv (c)(d)(e)(f)		252,989	8,854,615

Information Technology - 0.1%
IT Services - 0.0%
Goodman Networks, Inc. (c)(d)(e)(f)		179,376	0

Software - 0.1%
Avaya Holdings Corp. (f)		501,231	8,475,816

Materials - 0.1%
Metals & Mining - 0.1%
BIS Industries Holdings Ltd. (c)(d)(e)(f)		5,004,988	25,025
Constellium NV - Class A (f)		636,938	5,248,369
Neenah Enterprises, Inc. (c)(d)(e)(f)		49,578	51,065

			5,324,459

Industrials - 0.0%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (c)(d)(e)(f)		14	0

Construction & Engineering - 0.0%
Willscot Corp. (d)(e)(f)		109,384	1,121,186

Total Common Stocks (cost $185,702,841)			141,771,364

	Principal Amount (000)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Non-Agency Fixed Rate CMBS - 1.3%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (b)(c)	U.S.$	5,344	5,166,655
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F
3.786%, 4/10/28 (b)(c)		1,820	1,833,662
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.398%, 4/10/46 (u)		7,327	349,306
Commercial Mortgage Trust
Series 2012-CR1, Class XA
1.867%, 5/15/45 (u)		19,336	984,113
Series 2012-CR3, Class XA
1.871%, 10/15/45 (u)		46,550	2,617,219
Series 2012-CR5, Class XA
1.547%, 12/10/45 (u)		9,474	465,652
Series 2013-LC6, Class XA

	Principal Amount (000)		U.S. $ Value
1.358%, 1/10/46 (u)	U.S.$	42,460	$1,858,903
Series 2014-CR15, Class XA
1.052%, 2/10/47 (u)		9,951	333,161
Series 2014-CR20, Class XA
1.121%, 11/10/47 (u)		52,222	2,323,536
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.534%, 7/10/44 (b)(c)		2,500	2,575,136
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.517%, 2/10/46 (u)		4,300	216,291
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.391%, 8/10/44 (b)(c)		7,937	8,039,007
Series 2013-GC13, Class D
4.082%, 7/10/46 (b)(c)		1,500	1,416,642
Series 2014-GC18, Class D
4.996%, 1/10/47 (b)(c)		3,016	2,703,676
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class D
5.191%, 6/15/45 (b)(c)		5,000	4,942,784
Series 2012-CBX, Class E
5.191%, 6/15/45 (b)(c)		6,521	6,080,835
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.667%, 11/15/48 (c)		5,050	5,125,167
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
1.621%, 11/15/45 (b)(u)		27,132	1,307,344
Series 2014-C19, Class D
3.25%, 12/15/47 (b)(c)		4,130	3,644,015
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.639%, 12/10/45 (b)(u)		3,314	160,251
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.231%, 6/15/44 (b)(c)		2,576	2,560,221
Series 2012-C6, Class D
5.582%, 4/15/45 (b)(c)		3,450	3,552,070
Series 2012-C7, Class XA
1.402%, 6/15/45 (b)(u)		7,060	249,690
Series 2012-C8, Class E
4.893%, 8/15/45 (b)(c)		6,905	6,747,154
Series 2014-C20, Class D
3.986%, 5/15/47 (b)(c)		3,701	2,982,300
Series 2014-C21, Class D
3.497%, 8/15/47 (b)(c)		6,000	4,891,077

			73,125,867

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 0.2%
CLNS Trust
Series 2017-IKPR, Class F
7.019% (LIBOR 1 Month + 4.50%), 6/11/32 (b)(c)(m)	U.S.$	7,273	$7,295,515
DBWF Mortgage Trust
Series 2018-GLKS, Class E
5.521% (LIBOR 1 Month + 3.02%), 11/19/35 (b)(c)(m)		4,707	4,702,886

			11,998,401

Total Commercial Mortgage-Backed Securities (cost $83,975,393)			85,124,268

	Shares
INVESTMENT COMPANIES - 1.2%
Funds and Investment Trusts - 1.2%(v)
iShares Core S&P Mid-Cap ETF		161,949	29,660,959
iShares JP Morgan USD Emerging Markets Bond ETF		340,000	37,019,200

Total Investment Companies (cost $69,740,420)			66,680,159

	Principal Amount (000)
ASSET-BACKED SECURITIES - 1.0%
Other ABS - Fixed Rate - 0.8%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT
8.90%, 6/15/43 (b)(c)	U.S.$	6,186	6,201,494
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-12, Class PT
10.66%, 6/15/43 (b)(c)		4,605	4,628,364
Series 2018-4, Class PT
8.48%, 5/15/43 (c)(j)		6,706	6,752,722
Consumer Loan Underlying Bond Credit Trust
Series 2018-3, Class PT
8.61%, 3/16/43 (c)(j)		1,660	1,673,138
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25 (c)(e)(j)		9,826	2,557,647
Series 2016-5, Class R
Zero Coupon, 9/25/28 (c)(e)(j)		73	1,480,464
Series 2017-2, Class R
Zero Coupon, 2/25/26 (c)(e)(j)		45	1,481,666
Series 2017-3, Class R
Zero Coupon, 5/25/26 (c)(e)(j)		56	3,136,000
Series 2017-5, Class R1
Zero Coupon, 9/25/26 (c)(e)(j)		80	4,463,158

	Principal Amount (000)		U.S. $ Value
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27 (c)(e)(j)	U.S.$	114	$9,631,410
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (b)(c)		4,680	4,856,091

			46,862,154

Home Equity Loans - Fixed Rate - 0.2%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36 (c)		853	462,000
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35 (c)		2,108	2,089,196
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35 (c)		1,444	1,231,670
Series 2006-10, Class AF3
5.985%, 6/25/36 (c)		1,499	683,931
Series 2006-6, Class AF4
6.121%, 3/25/36 (c)		3,730	1,726,223
Series 2006-6, Class AF5
6.24%, 3/25/36 (c)		3,018	1,396,535
Lehman XS Trust
Series 2007-6, Class 3A5
4.725%, 5/25/37 (c)		224	219,222

			7,808,777

Total Asset-Backed Securities (cost $70,079,835)			54,670,931

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.5%
Argentina - 0.5%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (b)		8,149	8,149,000
7.875%, 6/15/27 (b)		5,633	4,450,070
9.125%, 3/16/24 (b)		4,294	3,843,881
49.217% (BADLAR + 3.83%), 5/31/22 (m)	ARS	200,200	5,126,910
Provincia de Cordoba
7.125%, 6/10/21 (b)	U.S.$	3,378	3,057,090
7.45%, 9/01/24 (b)		1,992	1,653,360

Total Local Governments - Regional Bonds (cost $33,627,622)			26,280,311

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.0%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/23 (b)		1,270	1,344,612

	Principal Amount (000)		U.S. $ Value
Kazakhstan - 0.1%
KazMunayGas National Co. JSC
5.375%, 4/24/30 (b)	U.S.$	3,930	$4,068,371
6.375%, 10/24/48 (b)		2,591	2,771,505

			6,839,876

Mexico - 0.0%
Petroleos Mexicanos
6.50%, 1/23/29		1,952	1,841,712

South Africa - 0.2%
Eskom Holdings SOC Ltd.
5.75%, 1/26/21 (b)		8,695	8,531,969

Turkey - 0.1%
Export Credit Bank of Turkey
4.25%, 9/18/22 (b)		1,473	1,360,684
TC Ziraat Bankasi AS
4.25%, 7/03/19 (b)		1,429	1,417,568

			2,778,252

Venezuela - 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26 (f)(g)(j)		5,000	1,240,000

Total Quasi-Sovereigns (cost $24,103,800)			22,576,421

INFLATION-LINKED SECURITIES - 0.3%
Colombia - 0.3%
Fideicomiso PA Concesion Ruta al Mar
6.75%, 2/15/44 (b)	COP	14,562,910	4,514,267
Fideicomiso PA Costera
6.25%, 1/15/34 (b)		7,580,000	2,461,286
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (c)(j)		36,247,335	12,199,184

Total Inflation-Linked Securities (cost $17,896,660)			19,174,737

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.2%
Banking - 0.1%
GMAC Capital Trust I
Series 2
8.401%		51,850	1,353,804
Paysafe Holdings UK Ltd.
0.00% (c)(d)(e)(f)		4,653,555	4,653,555

			6,007,359

Company	Shares		U.S. $ Value
Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%		102,401	$2,925,597

REITS - 0.0%
Hersha Hospitality Trust
Series C
6.875%		64,000	1,465,600

			10,398,556

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (b)		6,280	6,656,800

Technology - 0.0%
Goodman Networks, Inc.
0.00% (c)(d)(e)(f)		213,415	0

			6,656,800

Utility - 0.0%
Electric - 0.0%
SCE Trust III
Series H
5.75%		54,000	1,119,960

Total Preferred Stocks (cost $17,825,383)			18,175,316

	Principal Amount (000)
LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.2%
United States - 0.2%
State of California
Series 2010
7.60%, 11/01/40	U.S.$	1,200	1,793,748
7.625%, 3/01/40		1,250	1,830,088
7.95%, 3/01/36		2,235	2,352,628
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	4,578,432

Total Local Governments - US Municipal Bonds (cost $8,851,033)			10,554,896

COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Dryden CLO Ltd.
Series 2018-57A, Class E
7.814% (LIBOR 3 Month + 5.20%), 5/15/31 (b)(c)(m)		1,741	1,584,653
Dryden Senior Loan Fund
Series 2017-49A, Class E
9.08% (LIBOR 3 Month + 6.30%), 7/18/30 (b)(c)(m)		2,424	2,357,802

	Principal Amount (000)		U.S. $ Value
OZLM Ltd.
Series 2018-22A, Class D
8.073% (LIBOR 3 Month + 5.30%), 1/17/31 (b)(c)(m)	U.S.$	968	$888,741

Total Collateralized Loan Obligations (cost $5,109,061)			4,831,196

WHOLE LOAN TRUSTS - 0.0%
Performing Asset - 0.0%
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (c)(d)(e)		6,631	2,139,224
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (c)(d)(e)		590	590,377

Total Whole Loan Trusts (cost $7,221,556)			2,729,601

	Notional Amount
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Jun 2019; Contracts: 185,975,000;
Exercise Price: AUD 1.45;
Counterparty: Morgan Stanley Capital Services LLC (f)
(premiums paid $1,999,115)	AUD	185,975,000	921,558

	Shares
WARRANTS - 0.0%
Avaya Holdings Corp., expiring 12/15/22 (f)		385,763	39
Encore Automotive Acceptance, expiring 7/05/31 (c)(d)(e)(f)		44	0
Flexpath Capital, Inc., expiring 4/15/31 (c)(d)(e)(f)		189,795	0
Liberty Tire Recycling LLC, expiring 6/26/19 (c)(d)(e)(f)		616	6
Midstates Petroleum Co., Inc., expiring 4/21/20 (d)(f)		259,925	38,989
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (f)		302,868	15,143
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (f)		130,363	1,304
Willscot Corp., expiring 11/29/22 (c)(d)(e)(f)		169,364	270,982

Total Warrants (cost $5,299,604)			326,463

RIGHTS - 0.0%
Utilities - 0.0%
Vistra Energy Corp., expiring 12/31/49 (c)(f) (cost $0)		45,881	31,658

Company	Shares			U.S. $ Value
SHORT-TERM INVESTMENTS - 10.9%
Investment Companies - 8.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.35% (v)(w)(x) (cost $467,876,480)		467,876,480		$467,876,480

	Principal Amount (000)
Emerging Markets - Treasuries - 2.2%
Brazil - 2.2%
Brazil Letras do Tesouro Nacional Zero Coupon, 10/01/19 (cost $119,730,974)	BRL	465,536		122,473,842

Time Deposits - 0.3%
BBH, Grand Cayman
0.36%, 2/01/19	GBP	829		1,086,890
0.60%, 2/01/19	NZD	2		1,071
0.82%, 2/01/19	CAD	0	**	1
0.86%, 2/01/19	SGD	0	**	1
5.28%, 2/01/19	ZAR	0	**	1
BNP Paribas, Grand Cayman
1.75%, 2/01/19	U.S.$	9,941		9,941,077
BNP Paribas, Paris
(0.57)%, 2/01/19	EUR	5,250		6,008,773

Total Time Deposits (cost $17,027,168)				17,037,814

Governments - Treasuries - 0.2%
Egypt - 0.2%
Egypt Treasury Bills
Series 273D
Zero Coupon, 4/09/19 (cost $8,911,097)	EGP	165,000		9,041,309

Total Short-Term Investments (cost $613,545,719)				616,429,445

Total Investments - 100.7% (cost $6,021,719,842) (y)				5,723,613,864
Other assets less liabilities - (0.7)%				(40,223,112)

Net Assets - 100.0%				$5,683,390,752

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	1,723	March 2019	USD	172,300	$217,309,742	$225,174,563	$7,864,821
U.S. T-Note 2 Yr (CBT) Futures	1,650	March 2019	USD	330,000	348,020,658	350,341,408	2,320,750
U.S. T-Note 10 Yr (CBT) Futures	4,259	March 2019	USD	425,900	510,521,016	521,594,406	11,073,390

Description	Number of Contracts	Expiration Month	Notional (000)		Original Value	Value at January 31, 2019	Unrealized Appreciation/ (Depreciation)
Sold Contracts
S&P 500 E Mini Futures	212	March 2019	USD	11	$28,157,900	$28,667,700	$(509,800)
U.S. Long Bond (CBT) Futures	1,006	March 2019	USD	100,600	140,256,766	147,567,625	(7,310,859)
U.S. T-Note 5 Yr (CBT) Futures	13	March 2019	USD	1,300	1,465,523	1,493,172	(27,649)

							$13,410,653

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	JPY	9,980,365	USD	88,682	2/15/19	$(3,025,680)
Australia and New Zealand Banking Group Ltd.	NZD	39,229	USD	26,460	2/20/19	(664,465)
Bank of America, NA	KRW	30,816,781	USD	27,468	2/20/19	(237,970)
Bank of America, NA	EUR	44,280	USD	50,590	4/10/19	(376,808)
Bank of America, NA	EUR	1,000	USD	1,157	4/10/19	5,762
Bank of America, NA	USD	13,743	CHF	13,413	2/28/19	(226,323)
Bank of America, NA	USD	13,740	CHF	13,413	2/26/19	(226,077)
Barclays Bank PLC	IDR	113,427,904	USD	7,860	5/09/19	(187,924)
Barclays Bank PLC	KRW	10,206,718	USD	9,066	2/20/19	(110,309)
Barclays Bank PLC	JPY	4,248,023	USD	39,311	2/15/19	277,218
Barclays Bank PLC	ILS	202,841	USD	55,458	4/16/19	(603,031)
Barclays Bank PLC	USD	26,066	KRW	28,884,683	2/20/19	(96,550)
BNP Paribas SA	ARS	299,081	USD	7,549	2/27/19	(290,184)
BNP Paribas SA	TRY	74,493	USD	13,173	2/28/19	(1,063,184)
BNP Paribas SA	NZD	57,522	USD	38,550	2/20/19	(1,222,842)
BNP Paribas SA	CHF	13,179	USD	13,476	2/28/19	195,489
BNP Paribas SA	USD	40,170	TRY	222,359	3/28/19	1,672,109
BNP Paribas SA	USD	18,181	JPY	2,046,166	2/15/19	620,379
Brown Brothers Harriman & Co.	NZD	2	USD	1	2/20/19	(32)
Brown Brothers Harriman & Co.	USD	6,089	EUR	5,244	4/10/19	(52,634)
Citibank, NA	EUR	266,113	USD	307,230	4/10/19	932,035
Citibank, NA	CNH	83,510	USD	12,077	3/20/19	(376,223)
Citibank, NA	MXN	64,018	USD	3,327	3/22/19	1,762
Citibank, NA	BRL	101,017	USD	27,661	2/04/19	(35,646)
Citibank, NA	CLP	26,992	USD	40	3/15/19	(794)
Citibank, NA	USD	27,130	BRL	101,017	2/04/19	567,072
Citibank, NA	USD	7,384	SEK	66,069	4/12/19	(43,468)
Citibank, NA	USD	32,114	JPY	3,485,898	2/15/19	(82,755)
Citibank, NA	USD	31,582	KRW	34,891,601	2/20/19	(212,303)
Credit Suisse International	TRY	161,908	USD	24,404	2/28/19	(6,537,048)
Credit Suisse International	TRY	69,868	USD	11,967	2/26/19	(1,399,229)
Credit Suisse International	NZD	16,381	AUD	15,634	7/29/19	33,741
Credit Suisse International	TRY	9,426	EUR	1,499	5/03/19	(10,475)
Credit Suisse International	EUR	4,964	TRY	31,244	5/03/19	39,674
Credit Suisse International	USD	13,588	CHF	13,229	2/28/19	(257,381)
Credit Suisse International	USD	12,028	TRY	69,868	2/26/19	1,338,172
Credit Suisse International	USD	22,805	TRY	157,640	2/28/19	7,320,530
Credit Suisse International	USD	28,473	JPY	3,168,319	2/15/19	639,913
Deutsche Bank AG	INR	3,708,350	USD	50,806	3/18/19	(1,199,165)
Deutsche Bank AG	ZAR	187,974	USD	13,605	4/17/19	(448,953)
Deutsche Bank AG	AUD	15,634	NZD	16,380	7/29/19	(34,269)
Deutsche Bank AG	CHF	8,365	USD	8,796	2/28/19	365,598
Deutsche Bank AG	USD	70,216	INR	5,010,259	3/18/19	46,280
Goldman Sachs Bank USA	RUB	2,431,415	USD	36,404	3/07/19	(635,346)
Goldman Sachs Bank USA	BRL	465,536	USD	122,526	10/10/19	(2,755,795)
Goldman Sachs Bank USA	BRL	397,905	USD	108,958	2/04/19	(140,410)
Goldman Sachs Bank USA	BRL	397,905	USD	105,210	3/06/19	(3,713,844)
Goldman Sachs Bank USA	NZD	42,969	USD	28,504	2/20/19	(1,206,753)
Goldman Sachs Bank USA	GBP	33,608	USD	42,648	2/28/19	(1,482,590)
Goldman Sachs Bank USA	TRY	21,809	EUR	3,465	5/03/19	(27,661)
Goldman Sachs Bank USA	USD	9,541	NZD	13,788	2/20/19	(7,375)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD	27,397	PLN	102,767	4/08/19	$262,150
Goldman Sachs Bank USA	USD	64,811	TRY	365,730	2/28/19	5,081,908
Goldman Sachs Bank USA	USD	105,405	BRL	397,905	2/04/19	3,693,464
Goldman Sachs Bank USA	USD	49,998	NOK	425,281	4/12/19	576,997
HSBC Bank USA	INR	1,084,697	USD	14,808	3/18/19	(403,588)
HSBC Bank USA	LKR	1,175,817	USD	6,539	2/15/19	(40,235)
HSBC Bank USA	LKR	2,018,916	USD	11,197	2/22/19	(86,717)
HSBC Bank USA	USD	11,027	LKR	2,018,916	2/22/19	256,576
HSBC Bank USA	USD	35,091	TWD	1,072,970	3/14/19	(61,445)
HSBC Bank USA	USD	6,393	LKR	1,175,817	2/15/19	186,119
HSBC Bank USA	USD	56,982	TWD	1,748,457	3/14/19	101,141
JPMorgan Chase Bank, NA	JPY	1,416,008	USD	13,118	2/15/19	106,920
JPMorgan Chase Bank, NA	TRY	200,561	USD	29,667	2/28/19	(8,661,791)
JPMorgan Chase Bank, NA	CHF	84,055	USD	85,606	3/13/19	796,287
JPMorgan Chase Bank, NA	AUD	40,152	USD	28,603	2/20/19	(589,586)
JPMorgan Chase Bank, NA	CHF	13,413	USD	13,730	2/26/19	216,328
JPMorgan Chase Bank, NA	USD	27,879	PLN	104,535	4/08/19	256,031
Morgan Stanley Capital Services LLC	COP	84,583,868	USD	26,866	3/15/19	(334,201)
Morgan Stanley Capital Services LLC	BRL	498,922	USD	126,693	2/04/19	(10,103,246)
Morgan Stanley Capital Services LLC	USD	62,554	AUD	84,715	6/28/19	(851,241)
Morgan Stanley Capital Services LLC	USD	136,620	BRL	498,922	2/04/19	176,056
Royal Bank of Scotland PLC	ARS	507,811	USD	12,785	2/27/19	(524,974)
Royal Bank of Scotland PLC	USD	18,116	AUD	24,827	2/20/19	(65,578)
Royal Bank of Scotland PLC	USD	28,937	TWD	881,149	3/14/19	(169,135)
Royal Bank of Scotland PLC	USD	28,506	JPY	3,168,319	2/15/19	606,935
Royal Bank of Scotland PLC	USD	28,278	KRW	31,578,825	2/20/19	113,568
Standard Chartered Bank	TWD	1,962,221	USD	64,358	3/14/19	296,332
Standard Chartered Bank	TWD	1,746,113	USD	56,655	3/14/19	(351,375)
Standard Chartered Bank	CAD	74,362	USD	56,219	3/07/19	(413,075)
Standard Chartered Bank	USD	35,224	KRW	39,289,808	2/20/19	99,815
UBS AG	JPY	1,887,844	USD	17,338	2/15/19	(9,167)
UBS AG	CAD	44,157	USD	33,109	3/07/19	(519,583)
UBS AG	EUR	25,130	GBP	22,078	2/28/19	172,123
UBS AG	USD	52,720	NZD	77,304	2/20/19	732,316
UBS AG	USD	26,478	KRW	29,538,235	2/20/19	79,105

						$(24,310,528)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Call
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	1.41%	2/11/19	$8,640	$102,439	$(467,065)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.57	2/04/19	50,700	192,660	(117,329)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/04/19	8,490	107,038	(375,501)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/07/19	8,550	110,735	(391,435)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.40%	2/08/19	$8,580	$105,285	$(428,277)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.34	2/04/19	8,500	108,452	(274,336)
Put
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	1.41	2/11/19	8,640	102,439	(47)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/04/19	8,490	107,038	– 0	–
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.38	2/07/19	8,550	110,734	(15)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	JPMorgan Chase Bank, NA	1.40	2/08/19	8,580	105,285	(13)
OTC - 1 Year Interest Rate Swap	6 Month EURIBOR	Morgan Stanley Capital Services LLC	1.34	2/04/19	8,500	108,452	(21)
OTC - 1 Year Interest Rate Swap	3 Month LIBOR	UBS AG	2.82	2/04/19	11,310	173,609	(28,281)

$1,434,166	$(2,082,320)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/Morgan Stanley Capital Services LLC (z)	AUD	1.282	06/2019	185,975,000	AUD	185,975	$1,930,769	$(378,113)
NZD vs. AUD/Deutsche Bank AG (z)	NZD	1.010	07/2019	79,951,600	NZD	79,952	263,027	(231,716)
Put
BRL vs. USD/Morgan Stanley Capital Services LLC (z)	BRL	4.170	02/2019	119,407,950	BRL	119,408	276,328	(6,417)
CNH vs. USD/BNP Paribas SA (z)	CNH	7.000	04/2019	395,465,000	CNH	395,465	190,784	(76,038)
INR vs. USD/JPMorgan Chase Bank, NA (z)	INR	71.320	02/2019	2,645,972,000	INR	2,645,972	343,546	(196,141)
MXN vs. USD/Morgan Stanley Capital Services LLC (z)	MXN	23.820	02/2019	883,722,000	MXN	883,722	494,283	(1,710)
NZD vs. CAD/JPMorgan Chase Bank, NA (z)	NZD	1.163	07/2019	83,390,000	NZD	83,390	377,962	(318,111)

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
SGD vs. CHF/UBS AG (z)	SGD	1.550	06/2019	48,747,500	SGD	48,748	$147,361	$(31,395)
TRY vs. CHF/UBS AG (z)	TRY	5.900	02/2019	205,762,500	TRY	205,763	376,172	(46,078)
TRY vs. EUR/Goldman Sachs Bank USA (z)	TRY	6.835	05/2019	169,634,772	TRY	169,635	317,151	(319,494)

							$4,717,383	$(1,605,213)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	(5.00)%	Quarterly	2.83%	USD	84,660	$(6,118,085)	$(4,917,651)	$(1,200,434)
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	(5.00)	Quarterly	3.05	USD	82,679	(6,024,087)	(4,934,249)	(1,089,838)
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	(5.00)	Quarterly	2.49	EUR	79,535	(7,858,110)	(8,942,074)	1,083,964
Sale Contracts
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00	Quarterly	2.83	USD	84,660	6,118,085	5,333,384	784,701
CDX-NAHY Series 29, 5 Year Index, 12/20/22*	5.00	Quarterly	3.05	USD	82,679	6,024,087	5,027,897	996,190
CDX-NAHY Series 31, 5 Year Index, 12/20/23*	5.00	Quarterly	3.55	USD	181,278	11,916,583	7,020,949	4,895,634
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	Quarterly	0.24	EUR	4	121	59	62
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	Quarterly	2.49	EUR	79,536	7,858,208	9,215,925	(1,357,717)
iTraxx Europe Crossover Series 30, 5 Year Index, 12/20/23*	5.00	Quarterly	3.10	EUR	101,420	10,317,018	10,491,813	(174,795)

						$22,233,820	$18,296,053	$3,937,767

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
EUR	55,040	1/08/24	0.290%	6 Month EURIBOR	Annual/Semi-Annual	$(578,956)	$	– 0	–	$(578,956)
EUR	55,040	1/08/24	6 Month EURIBOR	0.169%	Semi-Annual/Annual	194,573		– 0	–	194,573
GBP	22,980	12/17/28	6 Month LIBOR	1.479%	Semi-Annual/Semi-Annual	235,636		– 0	–	235,636
GBP	22,980	12/17/28	1.600%	6 Month LIBOR	Semi-Annual/Semi-Annual	(583,638)		– 0	–	(583,638)
EUR	9,120	1/16/49	6 Month EURIBOR	1.380%	Semi-Annual/Annual	426,425		– 0	–	426,425
EUR	9,120	1/16/49	1.425%	6 Month EURIBOR	Annual/Semi-Annual	(548,861)		– 0	–	(548,861)

						$(854,821)	$	– 0	–	$(854,821)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Argentine Government International Bond, 7.500% 4/22/26, 12/20/23*	(5.00)%	Quarterly	6.21%	USD	2,137	$86,431	$177,624	$(91,193)
Citibank, NA
Argentine Government International Bond, 7.500% 4/22/26, 12/20/23*	(5.00)	Quarterly	6.21	USD	2,241	90,637	166,588	(75,951)
Argentine Government International Bond, 7.500% 4/22/26, 12/20/23*	(5.00)	Quarterly	6.21	USD	3,363	136,017	293,378	(157,361)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. International PLC
Argentine Government International Bond, 7.500% 4/22/26, 12/20/23*	(5.00)%	Quarterly	6.21%	USD	2,108	$85,259	$156,779	$(71,520)
Argentine Government International Bond, 7.500% 4/22/26, 12/20/23*	(5.00)	Quarterly	6.21	USD	2,433	98,403	139,612	(41,209)
Argentine Government International Bond, 7.500% 4/22/26, 12/20/23*	(5.00)	Quarterly	6.21	USD	2,108	85,259	156,779	(71,520)
Argentine Government International Bond, 7.500% 4/22/26, 12/20/23*	(5.00)	Quarterly	6.21	USD	2,108	85,259	149,389	(64,130)
Argentine Government International Bond, 7.500% 4/22/26, 12/20/23*	(5.00)	Quarterly	6.21	USD	4,254	172,054	323,646	(151,592)
Argentine Government International Bond, 7.500% 4/22/26, 12/20/23*	(5.00)	Quarterly	6.21	USD	4,286	173,348	386,462	(213,114)
Sale Contracts
Barclays Bank PLC
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	1.47	USD	10,714	(205,334)	(353,338)	148,004
Brazilian Government International Bond, 4.250%, 1/07/25, 6/20/23*	1.00	Quarterly	1.47	USD	10,511	(201,443)	(346,643)	145,200
CCO Holdings, LLC, 5.750%, 1/15/24, 6/20/19*	5.00	Quarterly	0.14	USD	6,192	152,971	53,339	99,632

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	40,000	$(5,268,667)	$(4,845,907)	$(422,760)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	15,706	(2,068,742)	(2,033,196)	(35,546)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	3,714	(489,196)	(488,014)	(1,182)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	16,940	(1,441,346)	(1,876,575)	435,229
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	15,000	(3,588,417)	(1,720,059)	(1,868,358)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	1,368	(327,264)	(206,681)	(120,583)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	547	(130,858)	(82,642)	(48,216)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	1,368	(327,834)	(201,575)	(126,259)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	2,735	(655,428)	(402,605)	(252,823)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	14,000	(3,349,189)	(1,872,525)	(1,476,664)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	15,000	(3,592,583)	(1,792,102)	(1,800,481)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	7,560	(995,778)	(957,105)	(38,673)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	247	(32,534)	(31,475)	(1,059)
International Game Technology PLC, 4.750%, 2/15/23, 6/20/22*	5.00	Quarterly	1.47	EUR	1,640	227,827	126,085	101,742

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.46%	USD	2,395	$(315,861)	$(286,518)	$(29,343)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 3/15/25, 6/20/22*	5.00	Quarterly	2.40	USD	5,750	474,467	259,476	214,991
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	14.07	USD	113,618	(27,180,633)	(26,919,429)	(261,204)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	27,329	(3,599,685)	(4,029,668)	429,983
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	1,433	(188,750)	(187,530)	(1,220)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	3,609	(307,073)	(393,240)	86,167
South Africa Government International Bond, 5.500% 3/9/20, 12/20/23*	1.00	Quarterly	1.77	USD	3,000	(98,549)	(129,046)	30,497
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00	Quarterly	1.55	USD	4,590	461,187	(213,778)	674,965
HSBC Bank USA
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	4,511	(383,821)	(493,182)	109,361
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	4,511	(383,821)	(498,187)	114,366
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	1,803	(153,409)	(212,937)	59,528
JPMorgan Chase Bank, NA
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.46	USD	6,340	(835,084)	(825,471)	(9,613)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00%	Quarterly	3.01%	USD	1,804	$(153,494)	$(200,554)	$47,060
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	1,804	(153,494)	(201,951)	48,457
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	2,707	(230,326)	(318,721)	88,395
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	1,805	(153,579)	(212,520)	58,941
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	1,805	(153,580)	(213,173)	59,593
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	4,468	(380,162)	(492,116)	111,954
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	4,467	(380,077)	(492,005)	111,928
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	339	(28,844)	(37,213)	8,369
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	3,222	(274,146)	(353,687)	79,541
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	6,444	(548,291)	(707,590)	159,299
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	678	(57,688)	(74,448)	16,760
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	677	(57,603)	(74,928)	17,325
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	6,443	(548,207)	(713,091)	164,884

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00%	Quarterly	3.01%	USD	339	$(28,844)	$(40,478)	$11,634
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	3,222	(274,146)	(384,716)	110,570
Morgan Stanley & Co. International PLC
Republic of Turkey, 11.875%, 1/15/30, 12/20/23*	1.00	Quarterly	3.01	USD	4,486	(381,693)	(554,433)	172,740
Morgan Stanley Capital Services LLC
Bombardier, Inc., 7.450%, 5/01/34, 6/20/21*	5.00	Quarterly	3.95	USD	5,000	128,535	120,085	8,450
South Africa Government International Bond, 5.500%, 3/09/20, 6/20/23*	1.00	Quarterly	1.61	USD	18,410	(449,954)	(439,160)	(10,794)
Weatherford International LLC, 4.500%, 4/15/22, 6/20/23*	1.00	Quarterly	24.01	USD	1,112	(510,675)	(250,748)	(259,927)

						$(58,428,448)	$(54,651,718)	$(3,776,730)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	69,873	LIBOR	Quarterly	USD	18,450	3/20/19	$885,044
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	463,003	LIBOR	Quarterly	USD	124,490	3/20/19	3,631,070
Pay Total Return on Reference Obligation
Citibank, NA
iBoxx $ Liquid High Yield Index	88,860	LIBOR	Quarterly	USD	23,500	3/20/19	(1,089,125)
iBoxx $ Liquid High Yield Index	99,864	LIBOR	Quarterly	USD	26,400	3/20/19	(1,233,975)

							$2,193,014

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG
AUD/JPY 3/3/20*	12.75%		AUD	521	$(133,127)	$	– 0	–	$(133,127)
AUD/JPY 4/16/20*	12.25		AUD	1,186	(70,438)		– 0	–	(70,438)
AUD/JPY 5/7/20*	12.22		AUD	740	(23,764)		– 0	–	(23,764)
Goldman Sachs Bank USA
AUD/JPY 3/10/20*	12.90		AUD	236	(69,296)		– 0	–	(69,296)
AUD/JPY 3/11/20*	12.80		AUD	281	(72,294)		– 0	–	(72,294)

					$(368,919)	$	– 0	–	$(368,919)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2019
Barclays Capital, Inc.†	785	USD	(7.00	)%*	—	$783,474
Barclays Capital, Inc.†	335	USD	(7.00	)%*	—	334,342
Barclays Capital, Inc.†	1,700	USD	(6.75	)%*	—	1,696,952
Barclays Capital, Inc.†	1,872	USD	(1.75	)%*	—	1,869,998
Barclays Capital, Inc.†	1,122	EUR	(1.25	)%*	—	1,280,043
Barclays Capital, Inc.†	3,935	USD	0.75%		—	3,935,632
Barclays Capital, Inc.†	2,684	USD	0.75%		—	2,684,934
Barclays Capital, Inc.†	4,120	USD	1.00%		—	4,121,123
Barclays Capital, Inc.†	770	USD	1.50%		—	770,536
Barclays Capital, Inc.†	4,388	USD	1.75%		—	4,392,192
Barclays Capital, Inc.†	2,412	USD	1.75%		—	2,414,814
Barclays Capital, Inc.†	4,638	USD	2.00%		—	4,643,168
Credit Suisse Securities (USA) LLC†	3,340	EUR	(1.25	)%*	—	3,821,311
Credit Suisse Securities (USA) LLC†	2,721	EUR	(1.25	)%*	—	3,114,868
Credit Suisse Securities (USA) LLC†	2,933	EUR	(1.10	)%*	—	3,355,616
Credit Suisse Securities (USA) LLC†	2,274	EUR	(1.00	)%*	—	2,602,513
Credit Suisse Securities (USA) LLC†	6,650	EUR	(0.75	)%*	—	7,610,162
Credit Suisse Securities (USA) LLC†	2,237	EUR	(0.75	)%*	—	2,559,818
Credit Suisse Securities (USA) LLC†	2,227	EUR	(0.75	)%*	—	2,548,183
Credit Suisse Securities (USA) LLC†	2,034	EUR	(0.75	)%*	—	2,327,108
Credit Suisse Securities (USA) LLC†	632	USD	2.20%		—	632,495
HSBC Securities (USA) Inc.†	19,037	USD	1.82%		—	19,289,029
JPMorgan Chase Bank, NA†	2,441	USD	2.13%		—	2,452,676
Nomura International PLC†	2,460	USD	(1.75	)%*	—	2,455,137
RBC Capital Markets†	1,966	USD	(0.25	)%*	—	1,959,279
RBC Capital Markets†	1,786	USD	(0.25	)%*	—	1,778,202
RBC Capital Markets†	2,713	USD	0.50%		—	2,715,702
RBC Capital Markets†	1,995	USD	2.10%		—	2,004,534
RBC Capital Markets†	3,200	USD	2.30%		—	3,217,138

						$93,370,979

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2019
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$71,667,136	$	– 0	–	$	– 0	–	$	– 0	–	$71,667,136
Governments - Treasuries	19,289,029		– 0	–		– 0	–		– 0	–	19,289,029
Emerging Markets - Treasuries	2,414,814		– 0	–		– 0	–		– 0	–	2,414,814

Total	$93,370,979	$	– 0	–	$	– 0	–	$	– 0	–	$93,370,979

**	Principal amount less than 500.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $2,226,337,159 or 39.2% of net assets.

(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	Defaulted.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2019.
(i)	Defaulted matured security.
(j)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.20% of net assets as of January 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost			Market Value	Percentage of Net Assets
Aveta, Inc.
10.50%, 3/01/21	12/18/17	$	– 0	–	$1	0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT
8.48%, 5/15/43	3/27/18		6,746,953		6,752,722	0.12%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT
8.61%, 3/16/43	3/07/18		1,668,633		1,673,138	0.03%
Costa Rica Government International Bond
4.37%, 5/22/19	1/09/18		6,421,983		6,373,727	0.11%
Dominican Republic International Bond
12.00%, 1/20/22	1/23/15		7,864,716		7,168,155	0.13%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13		1,419,413		1,187,328	0.02%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10		15,405,720		12,086,929	0.21%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Exide Technologies
7.00%, 4/30/25	4/30/15	$21,135,282		$11,423,650		0.20%
Exide Technologies
7.25%, 4/30/25	5/03/17	1,875,818		1,387,662		0.02%
Exide Technologies
11.00%, 4/30/22	4/30/15	26,206,401		22,392,260		0.39%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	10,650,401		12,199,184		0.21%
K2016470219 South Africa Ltd.
3.00%, 12/31/22	1/31/17	5,962,437		500		0.00%
K2016470260 South Africa Ltd.
25.00%, 12/31/22	1/31/17	1,519,600		460,949		0.01%
Liberty Tire Recycling LLC
9.50%, 1/15/23	1/03/18	919,495		919,495		0.02%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	12,955,187		161		0.00%
Petroleos de Venezuela SA
6.00%, 11/15/26	4/22/14	3,368,430		1,240,000		0.02%
SoFi Consumer Loan Program LLC Series 2016-1, Class R
Zero Coupon, 8/25/25	7/28/17	3,156,528		2,557,647		0.05%
SoFi Consumer Loan Program LLC Series 2016-5, Class R
Zero Coupon, 9/25/28	6/23/17	3,881,020		1,480,464		0.03%
SoFi Consumer Loan Program LLC Series 2017-2, Class R
Zero Coupon, 2/25/26	6/15/17	3,354,256		1,481,666		0.03%
SoFi Consumer Loan Program LLC Series 2017-3, Class R
Zero Coupon, 5/25/26	5/11/17	6,200,880		3,136,000		0.06%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1
Zero Coupon, 9/25/26	9/18/17	8,413,600		4,463,158		0.08%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1
Zero Coupon, 2/25/27	2/01/18	11,354,951		9,631,410		0.17%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	2,074,000		1,977,640		0.03%
Texas Competitive/TCEH
11.50%, 10/01/20	4/14/11	– 0	–	– 0	–	0.00%
Tonon Luxembourg SA
7.25%, 1/24/20	1/16/13	6,352,630		145,800		0.00%
Venezuela Government International Bond
7.65%, 4/21/25	2/16/11	4,606,466		2,073,750		0.04%
Venezuela Government International Bond
9.00%, 5/07/23	1/30/18	139,880		172,160		0.00%
Venezuela Government International Bond
9.25%, 5/07/28	4/10/14	1,239,174		465,000		0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/19/12 - 2/12/14	8,550,341		665,267		0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	2,486,550		625,000		0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/26/12	11,383,331		407,369		0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
7.76%, 11/25/25	9/06/16	5,406,240		6,040,186		0.11%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
8.01%, 11/25/25	9/28/15	$3,301,653	$3,808,454	0.07%

(k)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$18,385,445	$12,766		0.00%
CHC Group LLC/CHC Finance Ltd. Series AI Zero Coupon, 10/01/20	3/10/17	12,379,187	11,727,052		0.21%
Exide Technologies	4/30/15	630,678	106,400		0.00%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	4	– 0	–	0.00%
Mt. Logan Re Ltd. (Preference Shares) (Series 4)	4/01/15	25,000,000	24,302,088		0.43%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	12,695,000	12,107,291		0.21%

(l)	Convertible security.
(m)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2019.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Inverse interest only security.
(p)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2019.
(q)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2019.
(r)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(s)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(t)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(u)	IO - Interest Only.
(v)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(w)	Affiliated investments.
(x)	The rate shown represents the 7-day yield as of period end.
(y)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $253,181,038 and gross unrealized depreciation of investments was $(558,592,563), resulting in net unrealized depreciation of $(305,411,525).

(z)	One contract relates to 1 share.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
DOP	-	Dominican Peso

EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:
12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
ARLLMONP	-	Argentina Blended Policy Rate
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN1

January 31, 2019 (unaudited)

52.3%	United States
3.8%	Brazil
3.0%	United Kingdom
2.0%	France
1.6%	Argentina
1.5%	Turkey
1.5%	Luxembourg
1.4%	Netherlands
1.4%	Canada
1.2%	Spain
1.1%	Italy
1.1%	Dominican Republic
1.0%	South Africa
16.3%	Other
10.8%	Short-Term

100.0%	Total Investments

1

All data are as of January 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Angola, Australia, Bahrain, Belgium, Bermuda, Cameroon, Cayman Islands, Chile, China, Colombia, Costa Rica, Denmark, Ecuador, Egypt, El Salvador, Gabon, Germany, Ghana, Guatemala, Honduras, India, Indonesia, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Jordan, Kazakhstan, Kenya, Lebanon, Macau, Malaysia, Mexico, Mongolia, Nigeria, Norway, Oman, Peru, Russia, Senegal, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Ukraine, Uruguay, Venezuela, Virgin Islands (BVI) and Zambia.

AB High Income Fund

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$2,030,128,679		$41,101,982	#	$2,071,230,661
Collateralized Mortgage Obligations		– 0	–	531,348,481		– 0	–	531,348,481
Corporates - Investment Grade		– 0	–	486,361,375		– 0	–	486,361,375
Emerging Markets - Sovereigns		– 0	–	485,764,409		– 0	–	485,764,409
Emerging Markets - Corporate Bonds		– 0	–	271,846,115		1,367,943		273,214,058
Bank Loans		– 0	–	202,464,929		68,546,908		271,011,837
Governments - Treasuries		– 0	–	270,713,034		– 0	–	270,713,034
Emerging Markets - Treasuries		– 0	–	263,691,685		– 0	–	263,691,685
Common Stocks		81,019,072		12,766		60,739,526	#	141,771,364
Commercial Mortgage-Backed Securities		– 0	–	10,865,466		74,258,802		85,124,268
Investment Companies		66,680,159		– 0	–	– 0	–	66,680,159
Asset-Backed Securities		– 0	–	– 0	–	54,670,931		54,670,931
Local Governments - Regional Bonds		– 0	–	26,280,311		– 0	–	26,280,311
Quasi-Sovereigns		– 0	–	22,576,421		– 0	–	22,576,421
Inflation-Linked Securities		– 0	–	6,975,553		12,199,184		19,174,737
Preferred Stocks		6,864,961		6,656,800		4,653,555	#	18,175,316
Local Governments - US Municipal Bonds		– 0	–	10,554,896		– 0	–	10,554,896
Collateralized Loan Obligations		– 0	–	– 0	–	4,831,196		4,831,196
Whole Loan Trusts		– 0	–	– 0	–	2,729,601		2,729,601
Option Purchased- Puts		– 0	–	921,558		– 0	–	921,558
Warrants		55,475		– 0	–	270,988	#	326,463
Rights		– 0	–	– 0	–	31,658		31,658
Short-Term Investments:
Investment Companies		467,876,480		– 0	–	– 0	–	467,876,480
Emerging Markets - Treasuries		– 0	–	122,473,842		– 0	–	122,473,842
Time Deposits		– 0	–	17,037,814		– 0	–	17,037,814
Governments - Treasuries		– 0	–	9,041,309		– 0	–	9,041,309

Total Investments in Securities		622,496,147		4,775,715,443		325,402,274		5,723,613,864
Other Financial Instruments*:
Assets
Futures		21,258,961		– 0	–	– 0	–	21,258,961
Forward Currency Exchange Contracts		– 0	–	27,865,905		– 0	–	27,865,905
Centrally Cleared Credit Default Swaps		– 0	–	42,234,102		– 0	–	42,234,102
Centrally Cleared Interest Rate Swaps		– 0	–	856,634		– 0	–	856,634
Credit Default Swaps		– 0	–	2,457,654		– 0	–	2,457,654
Total Return Swaps		– 0	–	4,516,114		– 0	–	4,516,114
Liabilities
Futures		(7,848,308)		– 0	–	– 0	–	(7,848,308)
Forward Currency Exchange Contracts		– 0	–	(52,176,433)		– 0	–	(52,176,433)
Interest Rate Swaptions Written		– 0	–	(2,082,320)		– 0	–	(2,082,320)
Currency Options Written		– 0	–	(1,605,213)		– 0	–	(1,605,213)
Centrally Cleared Credit Default Swaps		– 0	–	(20,000,282)		– 0	–	(20,000,282)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,711,455)		– 0	–	(1,711,455)
Credit Default Swaps		– 0	–	(60,886,102)		– 0	–	(60,886,102)
Total Return Swaps		– 0	–	(2,323,100)		– 0	–	(2,323,100)
Variance Swaps		– 0	–	(368,919)		– 0	–	(368,919)
Reverse Repurchase Agreements		(93,370,979)		– 0	–	– 0	–	(93,370,979)

Total^		$542,535,821		$4,712,492,028		$325,402,274		$5,580,430,123

#	The Fund held securities with zero market value at period end.
*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Emerging Markets - Corporate Bonds		Bank Loans		Common Stocks#
Balance as of 10/31/18	$47,111,514		$1,649,584		$49,130,245		$65,977,012
Accrued discounts/(premiums)	45,719		(193,930)		74,760		– 0	–
Realized gain (loss)	285,981		1,383		(547,526)		1,281,354
Change in unrealized appreciation/ depreciation	(6,918,547)		(87,711)		(2,757,033)		(20,995,289)
Purchases/Payups	1,801,477		– 0	–	6,460		16,709,856
Sales/Paydowns	(1,224,162)		(1,383)		(6,479,802)		(2,233,407)
Transfers into level 3	– 0	–	– 0	–	31,183,610		– 0	–
Transfers out of level 3	– 0	–	– 0	–	(2,063,806)		– 0	–

Balance as of 1/31/19	$41,101,982		$1,367,943		$68,546,908		$60,739,526

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(6,649,345)		$(87,711)		$(2,785,552)		$(19,741,360)

	Commercial Mortgage- Backed Securities		Asset-Backed Securities		Inflation-Linked Securities		Preferred Stocks#
Balance as of 10/31/18	$74,055,425		$78,619,165		$11,624,574		$4,653,555
Accrued discounts/(premiums)	54,412		50,829		5,779		– 0	–
Realized gain (loss)	– 0	–	(7,659,356)		– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	565,280		(1,348,397)		568,831		– 0	–
Purchases	4,683,685		– 0	–	– 0	–	– 0	–
Sales/Paydowns	(5,100,000)		(14,991,310)		– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/19	$74,258,802		$54,670,931		$12,199,184		$4,653,555

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$635,766		$(4,080,363)		$568,831		$ – 0	–

	Collateralized Loan Obligations		Whole Loan Trusts		Warrants#		Rights
Balance as of 10/31/18	$8,554,124		$4,186,220		$646,176		$35,925
Accrued discounts/(premiums)	2,943		4,208		– 0	–	– 0	–
Realized gain (loss)	405,754		(2,754,897)		– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	(681,625)		2,322,111		(375,188)		(4,267)
Purchases	– 0	–	– 0	–	– 0	–	– 0	–
Sales/Paydowns	(3,450,000)		(1,028,041)		– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 1/31/19	$4,831,196		$2,729,601		$270,988		$31,658

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(269,888)		$(130,953)		$(375,188)		$(4,267)

Total
Balance as of 10/31/18	$346,243,519
Accrued discounts/(premiums)	44,720
Realized gain (loss)	(8,987,307)
Change in unrealized appreciation/ depreciation	(29,711,835)
Purchases	23,201,478
Sales/Paydowns	(34,508,105)
Transfers into level 3	31,183,610
Transfers out of level 3	(2,063,806)

Balance as of 1/31/19	$325,402,274 +

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19	$(32,920,030)

#	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2019. Securities priced (i) by the third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/19			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grade		$1,899,638		Recovery Analysis	Collateral Value	$100.00 /N/A
		$919,495		Qualitative Assessment	Par Value	$100.00 /N/A

$2,819,133

Common Stocks		$1,058,556		Market Approach	EBITDA* Projection	$493mm /N/A
					EBITDA* Multiples	13.1X / N/A
		$822,492		Market Approach	EBITDA* Projection	$48.0 mm /N/A
					EBITDA* Multiples	5.5X-7.5X / 6.5X
		$106,400		Market Approach	EBITDA* Projection	$145.0 mm /N/A
					EBITDA* Multiples	4.8X-6.8X / 5.8X
		$51,065		Market Approach	EBITDA* Projection	$49.4 mm / NA
					EBITDA* Multiples	1.9X-3.9X/2.9X
		$25,025		Market Approach	EBITDA* Projection	$74mm / N/A
					EBITDA* Multiples	3.6X / N/A
	$	– 0	–	Qualitative Assessment		$0.00/ N/A

$2,063,538

Preferred Stocks		$4,653,555		Market Approach	EBITDA* Projection	$493mm / N/A
					EBITDA* Multiples	13.1X / N/A
Whole Loan Trusts		$2,139,224		Recovery Analysis	Cumulative Loss	<20% / NA
		$590,377		Discounted Cash Flow	Cash Flow Yield	100.00% / NA

$2,729,601

Warrants		$270,982		Option Pricing Model	Exercise Price	$1.60 / N/A
		$6		Option Pricing Model	Exercise Price	$0.01 / N/A

$270,988

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Par Value, Collateral Value, EBITDA projections, EBITDA Multiples and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss and Cash Flow Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$45,179	$952,250	$529,553	$467,876	$1,292

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2019